Statement of Investments
July 31, 2025 (Unaudited)
abrdn China A Share Equity Fund

	Shares	Value
COMMON STOCKS—92.0%
CHINA—92.0%
Consumer Discretionary—12.5%
BYD Co. Ltd., A Shares (Stock Connect)(a)	43,200	$ 626,639
BYD Co. Ltd., H Shares	1,500	21,901
Fuyao Glass Industry Group Co. Ltd., A Shares (Stock Connect)(a)	69,038	522,554
Midea Group Co. Ltd., A Shares (Stock Connect)(a)	63,042	612,266
Midea Group Co. Ltd., H Shares	10,400	100,768
Zhejiang Shuanghuan Driveline Co. Ltd., A Shares (Stock Connect)(a)	66,600	303,691
		2,187,819
Consumer Staples—11.3%
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Stock Connect)(a)	18,571	98,579
Foshan Haitian Flavouring & Food Co. Ltd., H Shares(b)	2,900	12,634
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (Stock Connect)(a)	76,900	292,008
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(a)	4,963	976,704
Yantai China Pet Foods Co. Ltd., A Shares (Stock Connect)(a)	45,900	360,738
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)(a)	67,420	221,180
		1,961,843
Energy —0.0%
G3 Exploration Ltd.(b)(c)(d)(e)	53,000	–
Financials—20.7%
Bank of Ningbo Co. Ltd., A Shares (Stock Connect)(a)	55,316	213,487
China CITIC Bank Corp. Ltd., A Shares (Stock Connect)(a)	147,000	166,950
China CITIC Bank Corp. Ltd., H Shares	269,000	249,934
China Construction Bank Corp., A Shares (Stock Connect)(a)	103,000	134,371
China Construction Bank Corp., H Shares	401,000	410,144
China Merchants Bank Co. Ltd., A Shares (Stock Connect)(a)	130,832	806,011
CITIC Securities Co. Ltd., A Shares (Stock Connect)(a)	110,100	441,937
CITIC Securities Co. Ltd., H Shares	102,000	358,386
Ping An Insurance Group Co. of China Ltd., A Shares (Stock Connect)(a)	62,537	508,058
Ping An Insurance Group Co. of China Ltd., H Shares	45,500	312,374
		3,601,652
Health Care—7.2%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(a)	87,527	155,507
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares (Stock Connect)(a)	40,144	174,185
Hangzhou Tigermed Consulting Co. Ltd., A Shares (Stock Connect)(a)	25,267	237,735
Jiangsu Hengrui Pharmaceuticals Co. Ltd., A Shares (Stock Connect)(a)	39,255	342,244
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	10,610	339,483
		1,249,154
Shares		Value

Industrials—26.8%
Beijing New Building Materials PLC, A Shares (Stock Connect)(a)	46,800	$ 169,091
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(a)	84,888	142,769
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	32,902	1,201,593
Jiangsu Hengli Hydraulic Co. Ltd., A Shares (Stock Connect)(a)	32,400	330,218
NARI Technology Co. Ltd., A Shares (Stock Connect)(a)	156,962	475,965
Ningbo Orient Wires & Cables Co. Ltd., A Shares (Stock Connect)(a)	60,700	398,299
Shenzhen Envicool Technology Co. Ltd., A Shares (Stock Connect)(a)	104,650	581,549
Shenzhen Inovance Technology Co. Ltd., A Shares (Stock Connect)(a)	32,489	284,222
Sieyuan Electric Co. Ltd., A Shares (Stock Connect)(a)	50,539	545,858
Yutong Bus Co. Ltd., A Shares (Stock Connect)(a)	115,300	398,025
Zhejiang Sanhua Intelligent Controls Co. Ltd.(b)	33,000	109,930
Zhejiang Weixing New Building Materials Co. Ltd., A Shares (Stock Connect)(a)	18,100	26,756
		4,664,275
Information Technology—9.5%
Hand Enterprise Solutions Co. Ltd., A Shares (Stock Connect)(a)	40,600	105,883
Luxshare Precision Industry Co. Ltd., A Shares (Stock Connect)(a)	93,670	472,832
NAURA Technology Group Co. Ltd., A Shares (Stock Connect)(a)	12,180	564,288
SG Micro Corp., A Shares (Stock Connect)(a)	18,866	185,925
Shanghai Huace Navigation Technology Ltd., A Shares (Stock Connect)(a)	18,000	87,855
WUS Printed Circuit Kunshan Co. Ltd., A Shares (Stock Connect)(a)	31,000	240,286
		1,657,069
Materials—1.6%
Satellite Chemical Co. Ltd., A Shares (Stock Connect)(a)	102,800	277,179
Utilities—2.4%
China Yangtze Power Co. Ltd., A Shares (Stock Connect)(a)	109,200	421,749
Total China		16,020,740
Total Common Stocks		16,020,740
EXCHANGE-TRADED FUNDS—3.6%
KraneShares Bosera MSCI China A 50 Connect Index ETF	25,027	628,921
Total Exchange-Traded Funds		628,921
SHORT-TERM INVESTMENT—4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(f)	761,836	761,836
Total Short-Term Investment		761,836
Total Investments (Cost $17,469,326)—100.0%		17,411,497
Liabilities in Excess of Other Assets—(0.0%)		(2,341)
Net Assets—100.0%		$17,409,156

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn China A Share Equity Fund

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of July 31, 2025.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.
Amounts listed as “–” are $0 or round to $0.
ETF	Exchange-Traded Fund
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Dynamic Dividend Fund

Shares		Value
COMMON STOCKS—97.4%
AUSTRALIA—1.0%
Materials—1.0%
Rio Tinto PLC, ADR	15,600	$ 932,412
BRAZIL—1.7%
Industrials—1.7%
Motiva Infraestrutura de Mobilidade SA	302,100	664,134
Rumo SA	312,200	922,179
		1,586,313
CANADA—1.2%
Energy—1.2%
Enbridge, Inc.	24,100	1,091,489
CHINA—1.9%
Communication Services—1.1%
Tencent Holdings Ltd.	14,700	1,029,180
Industrials—0.8%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	20,500	750,541
Total China		1,779,721
DENMARK—2.4%
Consumer Discretionary—0.8%
Pandora AS	4,300	709,911
Financials—0.9%
Tryg AS	36,100	870,801
Health Care—0.7%
Novo Nordisk AS, Class B	14,300	665,064
Total Denmark		2,245,776
FRANCE—5.5%
Consumer Discretionary—0.7%
LVMH Moet Hennessy Louis Vuitton SE	1,210	649,542
Consumer Staples—1.8%
Danone SA	11,200	916,572
Pernod Ricard SA	7,100	729,658
		1,646,230
Energy—0.9%
TotalEnergies SE, ADR	14,000	833,700
Industrials—1.1%
Teleperformance SE	10,100	984,661
Utilities—1.0%
Engie SA	43,000	966,563
Total France		5,080,696
GERMANY—4.5%
Communication Services—1.1%
Deutsche Telekom AG	29,400	1,054,457
Consumer Discretionary—0.9%
Mercedes-Benz Group AG	13,800	781,360
Financials—1.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,700	1,112,940
Utilities—1.3%
RWE AG	28,400	1,165,115
Total Germany		4,113,872
Shares		Value

HONG KONG—1.3%
Financials—1.3%
Hong Kong Exchanges & Clearing Ltd.	21,800	$ 1,179,790
IRELAND—1.0%
Information Technology—1.0%
Accenture PLC, Class A	3,500	934,850
ISRAEL—0.8%
Energy—0.8%
Energean PLC	56,600	684,325
JAPAN—2.0%
Consumer Discretionary—0.5%
Sumitomo Forestry Co. Ltd.	47,200	474,154
Financials—1.5%
Mitsubishi UFJ Financial Group, Inc.	97,700	1,346,577
Total Japan		1,820,731
NETHERLANDS—3.6%
Financials—1.4%
ING Groep NV	55,100	1,284,129
Information Technology—2.2%
ASML Holding NV	1,400	970,302
BE Semiconductor Industries NV	7,900	1,067,382
		2,037,684
Total Netherlands		3,321,813
SINGAPORE—1.3%
Financials—1.3%
Oversea-Chinese Banking Corp. Ltd.	94,400	1,223,345
TAIWAN—3.2%
Information Technology—3.2%
Hon Hai Precision Industry Co. Ltd.	141,000	829,147
Taiwan Semiconductor Manufacturing Co. Ltd.	55,000	2,117,459
		2,946,606
UNITED KINGDOM—5.2%
Consumer Discretionary—0.9%
Taylor Wimpey PLC	632,300	850,750
Financials—0.9%
London Stock Exchange Group PLC	6,700	816,696
Health Care—1.3%
AstraZeneca PLC, ADR	16,200	1,184,058
Industrials—1.2%
BAE Systems PLC	46,200	1,102,361
Real Estate—0.9%
UNITE Group PLC, REIT	84,000	828,189
Total United Kingdom		4,782,054
UNITED STATES—60.8%
Communication Services—3.8%
Alphabet, Inc., Class C	13,200	2,545,752
U.S. Cellular Corp.(b)	12,802	933,650
		3,479,402
Consumer Discretionary—5.7%
Brightstar Lottery PLC	72,500	1,075,900
Lowe's Cos., Inc.	4,900	1,095,493
Meritage Homes Corp.	6,200	417,508
NIKE, Inc., Class B	10,200	761,838

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Discretionary (continued)
TJX Cos., Inc.	9,500	$ 1,183,035
Wyndham Hotels & Resorts, Inc.	8,800	756,800
		5,290,574
Consumer Staples—5.1%
Coca-Cola Co.	15,300	1,038,717
Keurig Dr. Pepper, Inc.	30,627	999,972
Mondelez International, Inc., Class A	13,294	859,989
Nestle SA	9,400	821,344
Target Corp.	10,100	1,015,050
		4,735,072
Energy—1.8%
Schlumberger NV	16,300	550,940
Williams Cos., Inc.	19,300	1,157,035
		1,707,975
Financials—9.3%
Bank of America Corp.	24,100	1,139,207
Blackstone, Inc.	7,700	1,331,792
CME Group, Inc.	4,000	1,113,120
Fidelity National Information Services, Inc.	13,300	1,056,153
Goldman Sachs Group, Inc.	2,000	1,447,180
JPMorgan Chase & Co.	4,900	1,451,576
MetLife, Inc.	13,300	1,010,135
		8,549,163
Health Care—7.4%
AbbVie, Inc.	6,500	1,228,630
Becton Dickinson & Co.	4,000	713,000
CVS Health Corp.	10,800	670,680
Medtronic PLC	10,600	956,544
Merck & Co., Inc.	11,000	859,320
Roche Holding AG	3,200	998,634
Sanofi SA	10,400	933,614
UnitedHealth Group, Inc.	2,000	499,120
		6,859,542
Industrials—6.3%
FedEx Corp.	4,600	1,028,054
Ferrovial SE	17,900	917,606
Honeywell International, Inc.	4,300	956,105
Norfolk Southern Corp.	4,000	1,112,000
Schneider Electric SE	3,900	1,009,294
Waste Management, Inc.	3,500	802,060
		5,825,119
Information Technology—15.0%
Amdocs Ltd.	7,500	640,200
Analog Devices, Inc.	4,000	898,520
Shares		Value

Apple, Inc.	11,800	$ 2,449,326
Broadcom, Inc.	11,800	3,465,660
Cisco Systems, Inc.	19,500	1,327,560
Microsoft Corp.	7,500	4,001,250
Oracle Corp.	4,000	1,015,080
		13,797,596
Materials—1.4%
Linde PLC	2,700	1,248,173
Real Estate—1.8%
American Tower Corp., REIT	3,901	812,929
Gaming & Leisure Properties, Inc., REIT	17,800	811,324
		1,624,253
Utilities—3.2%
CMS Energy Corp.	13,800	1,018,440
FirstEnergy Corp.	21,800	931,078
NextEra Energy, Inc.	14,100	1,001,946
		2,951,464
Total United States		56,068,333
Total Common Stocks		89,792,126
PREFERRED STOCKS—1.6%
SOUTH KOREA—1.6%
Information Technology—1.6%
Samsung Electronics Co. Ltd.	36,100	1,486,398
Total Preferred Stocks		1,486,398
SHORT-TERM INVESTMENT—0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(c)	476,456	476,456
Total Short-Term Investment		476,456
Total Investments (Cost $68,334,986)—99.5%		91,754,980
Other Assets in Excess of Liabilities—0.5%		440,935
Net Assets—100.0%		$92,195,915

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

As of July 31, 2025, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
10/09/2025	Royal Bank of Canada	USD	7,583,229	EUR	6,400,000	$7,335,598	$247,631

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn EM SMA Completion Fund

Shares		Value
COMMON STOCKS—90.2%
BRAZIL—2.4%
Consumer Staples—1.3%
Raia Drogasil SA	2,258	$ 5,432
Energy—1.1%
PRIO SA(a)	584	4,400
Total Brazil		9,832
CHINA—18.6%
Consumer Discretionary—3.1%
Midea Group Co. Ltd., H Shares	1,300	12,596
Consumer Staples—1.7%
Giant Biogene Holding Co. Ltd.(b)	1,000	7,131
Health Care—3.5%
Aier Eye Hospital Group Co. Ltd., A Shares (Stock Connect)(c)	5,400	9,618
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(c)	145	4,651
		14,269
Industrials—10.3%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(c)	485	17,757
NARI Technology Co. Ltd., A Shares (Stock Connect)(c)	3,780	11,491
Shenzhen Envicool Technology Co. Ltd., A Shares (Stock Connect)(c)	2,330	12,980
		42,228
Total China		76,224
GREECE—2.8%
Financials—2.8%
National Bank of Greece SA	829	11,563
HONG KONG—2.6%
Industrials—2.6%
Techtronic Industries Co. Ltd.	885	10,583
INDIA—15.9%
Consumer Discretionary—5.6%
Mahindra & Mahindra Ltd., GDR(b)	634	22,887
Consumer Staples—2.5%
ITC Ltd., GDR(b)	2,214	10,405
Industrials—4.1%
Larsen & Toubro Ltd., GDR(b)	414	16,995
Materials—3.7%
UltraTech Cement Ltd., GDR(b)(d)	108	15,102
Total India		65,389
INDONESIA—4.4%
Communication Services—4.4%
Telkom Indonesia Persero Tbk. PT	102,100	17,928
MEXICO—8.1%
Materials—8.1%
Grupo Mexico SAB de CV	5,313	33,145
POLAND—3.1%
Consumer Staples—1.6%
Zabka Group SA(a)	1,176	6,497
Industrials—1.5%
InPost SA(a)	440	6,320
Total Poland		12,817
Shares		Value

SAUDI ARABIA—4.8%
Financials—4.8%
Al Rajhi Bank	782	$ 19,717
SOUTH KOREA—11.8%
Industrials—5.6%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	58	14,905
Samsung C&T Corp.	66	7,962
		22,867
Information Technology—6.2%
SK Hynix, Inc.	132	25,584
Total South Korea		48,451
TAIWAN—7.7%
Information Technology—7.7%
Accton Technology Corp.	374	11,046
Chroma ATE, Inc.	597	8,549
MediaTek, Inc.	261	11,819
		31,414
UNITED ARAB EMIRATES—8.0%
Consumer Discretionary—0.7%
Talabat Holding PLC	8,059	2,757
Financials—4.2%
Abu Dhabi Islamic Bank PJSC	2,616	17,177
Real Estate—3.1%
Aldar Properties PJSC	4,932	12,745
Total United Arab Emirates		32,679
Total Common Stocks		369,742
PREFERRED STOCKS—13.6%
BRAZIL—3.1%
Financials—3.1%
Itausa SA	6,752	12,480
SOUTH KOREA—10.5%
Information Technology—10.5%
Samsung Electronics Co. Ltd.	1,048	43,151
Total Preferred Stocks		55,631
SHORT-TERM INVESTMENT—0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(e)	3,092	3,092
Total Short-Term Investment		3,092
Total Investments (Cost $387,488)—104.6%		428,465
Liabilities in Excess of Other Assets—(4.6%)		(18,657)
Net Assets—100.0%		$409,808

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 3.7% of net assets as of July 31, 2025.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn EM SMA Completion Fund

GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
COMMON STOCKS—90.5%
BRAZIL—4.8%
Communication Services—1.6%
Telefonica Brasil SA, ADR	117,750	$ 1,321,155
Energy—1.7%
Petroleo Brasileiro SA - Petrobras, ADR	119,487	1,388,439
Financials—1.0%
B3 SA - Brasil Bolsa Balcao	139,728	313,914
Itau Unibanco Holding SA, ADR	76,248	478,075
		791,989
Health Care—0.5%
Odontoprev SA	208,359	446,892
Total Brazil		3,948,475
CHINA—23.1%
Communication Services—9.4%
Autohome, Inc., ADR	11,249	304,735
NetEase, Inc., ADR	12,871	1,677,091
Tencent Holdings Ltd., ADR	80,964	5,673,148
		7,654,974
Consumer Discretionary—8.2%
Alibaba Group Holding Ltd., ADR	16,080	1,939,730
ANTA Sports Products Ltd.	98,150	1,125,287
Fu Shou Yuan International Group Ltd.	653,000	300,297
Hangzhou Robam Appliances Co. Ltd., A Shares (Stock Connect)(a)	120,300	319,110
JD.com, Inc., ADR	13,717	431,948
Li Auto, Inc., ADR(b)	20,342	530,926
Li Ning Co. Ltd.	378,500	803,288
Midea Group Co. Ltd., H Shares	65,200	632,482
PDD Holdings, Inc., ADR(b)	3,076	348,972
Zhongsheng Group Holdings Ltd.	165,500	279,136
		6,711,176
Consumer Staples—1.6%
Wuliangye Yibin Co. Ltd., A Shares (Stock Connect)(a)	66,300	1,116,691
Yifeng Pharmacy Chain Co. Ltd., A Shares (Stock Connect)(a)	59,400	195,800
		1,312,491
Financials—0.8%
Ping An Insurance Group Co. of China Ltd., ADR	48,602	668,277
Health Care—0.6%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(a)	15,200	488,571
Industrials—1.9%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)(a)	241,400	408,436
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	19,500	717,387
SITC International Holdings Co. Ltd.	142,000	460,369
		1,586,192
Information Technology—0.6%
Shanghai Huace Navigation Technology Ltd., A Shares (Stock Connect)(a)	51,400	252,109
Silergy Corp.	25,000	272,217
		524,326
Total China		18,946,007
Shares		Value

GEORGIA—1.8%
Financials—1.8%
Lion Finance Group PLC	14,426	$ 1,450,786
GREECE—1.6%
Financials—1.6%
National Bank of Greece SA	95,145	1,334,441
HONG KONG—2.7%
Consumer Staples—1.2%
Budweiser Brewing Co. APAC Ltd.(c)	922,704	970,896
Financials—0.8%
AIA Group Ltd., ADR	18,520	689,500
Industrials—0.7%
Techtronic Industries Co. Ltd.	46,500	558,592
Total Hong Kong		2,218,988
INDIA—10.1%
Consumer Discretionary—0.8%
Mahindra & Mahindra Ltd., GDR(c)	18,847	680,377
Financials—7.6%
HDFC Bank Ltd., ADR	52,700	4,045,779
ICICI Bank Ltd., ADR	65,105	2,194,039
		6,239,818
Information Technology—1.7%
Infosys Ltd., ADR	81,588	1,364,151
Total India		8,284,346
INDONESIA—4.4%
Communication Services—1.6%
Telkom Indonesia Persero Tbk. PT	7,508,500	1,314,159
Financials—2.8%
Bank Mandiri Persero Tbk. PT	4,590,500	1,258,168
Bank Rakyat Indonesia Persero Tbk. PT	4,648,100	1,047,976
		2,306,144
Total Indonesia		3,620,303
KAZAKHSTAN—1.8%
Energy—1.0%
NAC Kazatomprom JSC, GDR(c)	19,077	785,973
Financials—0.6%
Kaspi.KZ JSC, GDR(c)	6,461	509,773
Industrials—0.2%
Air Astana JSC, GDR(c)(d)	26,443	146,494
Total Kazakhstan		1,442,240
MACAO—1.2%
Consumer Discretionary—1.2%
Sands China Ltd.	416,490	1,010,187
MALAYSIA—0.8%
Communication Services—0.8%
Telekom Malaysia Bhd.	396,500	627,521
MEXICO—6.8%
Financials—1.7%
Grupo Financiero Banorte SAB de CV, Class O	158,209	1,408,995

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn Emerging Markets Dividend Active ETF

Shares		Value
COMMON STOCKS (continued)
MEXICO (continued)
Industrials—1.3%
Grupo Aeroportuario del Centro Norte SAB de CV	26,697	$ 355,205
Grupo Aeroportuario del Sureste SAB de CV, Class B	23,937	725,800
		1,081,005
Materials—3.8%
Grupo Mexico SAB de CV	489,263	3,052,285
Total Mexico		5,542,285
PERU—1.0%
Financials—1.0%
Credicorp Ltd.	3,491	827,367
PHILIPPINES—0.8%
Industrials—0.8%
Asian Terminals, Inc.(d)	1,394,500	652,635
SAUDI ARABIA—1.1%
Financials—1.1%
Saudi National Bank	93,687	936,595
SINGAPORE—1.6%
Information Technology—0.2%
AEM Holdings Ltd.(b)	143,737	179,339
Real Estate—1.4%
Capitaland India Trust, UNIT	1,230,500	1,127,769
Total Singapore		1,307,108
SOUTH AFRICA—1.5%
Communication Services—0.8%
Vodacom Group Ltd.	82,966	633,441
Financials—0.7%
Sanlam Ltd.	130,130	626,067
Total South Africa		1,259,508
SOUTH KOREA—4.7%
Financials—0.4%
Shinhan Financial Group Co. Ltd., ADR	6,315	307,540
Industrials—2.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,090	1,317,645
Samsung C&T Corp.	3,654	443,971
Samsung E&A Co. Ltd.	30,537	583,524
		2,345,140
Information Technology—1.5%
SK Hynix, Inc.	6,094	1,201,838
Total South Korea		3,854,518
TAIWAN—18.0%
Consumer Discretionary—0.3%
Poya International Co. Ltd.	15,150	235,010
Industrials—0.3%
Sporton International, Inc.	51,000	274,244
Information Technology—17.4%
Accton Technology Corp.	29,000	866,672
Alchip Technologies Ltd.	2,000	260,323
Chroma ATE, Inc.	84,000	1,211,559
Delta Electronics, Inc.	27,000	512,907
MediaTek, Inc.	53,000	2,432,700
Shares		Value

Realtek Semiconductor Corp.	20,000	$ 385,292
Sinbon Electronics Co. Ltd.	24,000	196,197
Taiwan Semiconductor Manufacturing Co. Ltd.	215,000	8,355,809
		14,221,459
Total Taiwan		14,730,713
THAILAND—1.0%
Communication Services—0.3%
Digital Telecommunications Infrastructure Fund, Class F, UNIT	1,062,900	265,074
Financials—0.7%
Krung Thai Bank PCL	786,200	529,266
Total Thailand		794,340
UNITED ARAB EMIRATES—1.7%
Consumer Discretionary—0.3%
Americana Restaurants International PLC	444,023	259,906
Energy—0.4%
ADNOC Drilling Co. PJSC	227,097	361,075
Real Estate—1.0%
Aldar Properties PJSC	301,116	780,448
Total United Arab Emirates		1,401,429
Total Common Stocks		74,189,792
EXCHANGE-TRADED FUNDS—3.1%
iShares MSCI India ETF	48,222	2,538,406
Total Exchange-Traded Funds		2,538,406
PREFERRED STOCKS—5.8%
SOUTH KOREA—5.8%
Information Technology—5.8%
Samsung Electronics Co. Ltd.	114,208	4,743,569
Total Preferred Stocks		4,743,569
SHORT-TERM INVESTMENT—0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(e)	465,427	465,427
Total Short-Term Investment		465,427
Total Investments (Cost $69,451,063)—100.0%		81,937,194
Liabilities in Excess of Other Assets—(0.0%)		(22,508)
Net Assets—100.0%		$81,914,686

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.0% of net assets as of July 31, 2025.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—92.1%
BRAZIL—5.6%
Consumer Discretionary—1.2%
MercadoLibre, Inc.(a)	758	$ 1,799,408
Consumer Staples—0.8%
Raia Drogasil SA	554,130	1,332,988
Energy—1.4%
PRIO SA(a)	284,931	2,146,822
Financials—1.3%
NU Holdings Ltd., Class A(a)	165,644	2,024,170
Industrials—0.9%
Localiza Rent a Car SA	217,384	1,344,395
Total Brazil		8,647,783
CANADA—0.5%
Materials—0.5%
Capstone Copper Corp.(a)	132,601	743,584
GREECE—1.2%
Financials—1.2%
National Bank of Greece SA	130,119	1,814,972
INDIA—25.6%
Communication Services—2.6%
Bharti Airtel Ltd.	130,349	2,834,176
Info Edge India Ltd.	70,790	1,117,687
		3,951,863
Consumer Discretionary—3.0%
Indian Hotels Co. Ltd.	238,543	2,008,026
ITC Hotels Ltd.(a)	66,224	173,704
Mahindra & Mahindra Ltd.	65,766	2,391,574
		4,573,304
Consumer Staples—2.0%
ITC Ltd.	662,244	3,103,837
Financials—9.7%
360 ONE WAM Ltd.	69,867	836,501
Cholamandalam Financial Holdings Ltd.	50,926	1,087,369
Cholamandalam Investment & Finance Co. Ltd.	112,638	1,836,819
HDFC Bank Ltd.	221,256	5,076,945
ICICI Bank Ltd.	203,260	3,431,304
SBI Life Insurance Co. Ltd.(b)	127,574	2,667,892
		14,936,830
Health Care—1.5%
JB Chemicals & Pharmaceuticals Ltd.	39,172	793,736
Torrent Pharmaceuticals Ltd.	36,930	1,577,450
		2,371,186
Industrials—2.3%
Havells India Ltd.	57,585	982,422
KEI Industries Ltd.	17,421	760,017
Larsen & Toubro Ltd.	43,539	1,796,622
		3,539,061
Information Technology—1.3%
Tata Consultancy Services Ltd.	60,558	2,085,954
Materials—0.9%
UltraTech Cement Ltd.	10,186	1,418,352
Real Estate—0.9%
Godrej Properties Ltd.(a)	60,638	1,445,294
Shares		Value

Utilities—1.4%
Power Grid Corp. of India Ltd.	641,472	$ 2,122,379
Total India		39,548,060
INDONESIA—3.0%
Communication Services—1.4%
Telkom Indonesia Persero Tbk. PT	11,939,500	2,096,516
Financials—1.6%
Bank Negara Indonesia Persero Tbk. PT	10,308,000	2,499,779
Total Indonesia		4,596,295
KAZAKHSTAN—2.6%
Energy—1.5%
NAC Kazatomprom JSC, GDR(b)(c)	57,724	2,378,229
Financials—1.1%
Kaspi.KZ JSC, GDR(b)(c)	21,545	1,699,900
Total Kazakhstan		4,078,129
MEXICO—4.5%
Consumer Staples—0.7%
Fomento Economico Mexicano SAB de CV, ADR	11,393	1,030,611
Industrials—1.2%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	17,834	1,898,072
Materials—2.6%
Grupo Mexico SAB de CV	654,255	4,081,594
Total Mexico		7,010,277
NETHERLANDS—0.7%
Information Technology—0.7%
ASML Holding NV	1,585	1,098,521
PERU—0.5%
Financials—0.5%
Credicorp Ltd.	2,915	690,855
POLAND—1.6%
Consumer Staples—0.6%
Zabka Group SA(a)	179,075	989,312
Industrials—1.0%
InPost SA(a)	108,267	1,555,006
Total Poland		2,544,318
SAUDI ARABIA—4.8%
Consumer Discretionary—0.4%
Leejam Sports Co. JSC	15,872	599,728
Energy—0.8%
Saudi Arabian Oil Co.(b)	187,940	1,216,094
Financials—2.9%
Al Rajhi Bank	135,406	3,414,136
Saudi Tadawul Group Holding Co.	27,323	1,191,445
		4,605,581
Industrials—0.7%
Electrical Industries Co.	46,077	110,189
Riyadh Cables Group Co.	27,681	965,554
		1,075,743
Total Saudi Arabia		7,497,146
SOUTH AFRICA—0.9%
Financials—0.9%
Sanlam Ltd.	280,754	1,350,732

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
SOUTH KOREA—10.4%
Financials—1.9%
Shinhan Financial Group Co. Ltd.	59,766	$ 2,910,239
Health Care—0.7%
Samsung Biologics Co. Ltd.(a)(b)	1,488	1,136,873
Industrials—5.3%
HD Hyundai Electric Co. Ltd.	3,864	1,375,051
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,376	2,923,429
Samsung C&T Corp.	17,529	2,114,783
Samsung E&A Co. Ltd.	89,195	1,691,330
		8,104,593
Information Technology—2.5%
SK Hynix, Inc.	20,123	3,900,156
Total South Korea		16,051,861
TAIWAN—25.1%
Consumer Discretionary—1.3%
Makalot Industrial Co. Ltd.	146,880	1,291,788
Poya International Co. Ltd.	44,313	685,761
		1,977,549
Information Technology—23.8%
Accton Technology Corp.	89,000	2,628,543
Chroma ATE, Inc.	248,000	3,551,182
Delta Electronics, Inc.	149,000	2,806,876
MediaTek, Inc.	42,000	1,901,952
Taiwan Semiconductor Manufacturing Co. Ltd.	676,000	26,025,495
		36,914,048
Total Taiwan		38,891,597
TURKEY—0.4%
Consumer Staples—0.4%
Coca-Cola Icecek AS	484,601	604,815
UNITED ARAB EMIRATES—4.7%
Consumer Discretionary—0.4%
Talabat Holding PLC	1,671,572	571,851
Financials—2.0%
Abu Dhabi Islamic Bank PJSC	470,733	3,090,810
Shares		Value

Real Estate—1.3%
Aldar Properties PJSC	810,912	$ 2,095,506
Utilities—1.0%
Emirates Central Cooling Systems Corp.	3,198,012	1,506,258
Total United Arab Emirates		7,264,425
Total Common Stocks		142,433,370
PREFERRED STOCKS—6.9%
BRAZIL—1.6%
Financials—1.6%
Itausa SA	1,311,204	2,423,581
SOUTH KOREA—5.3%
Information Technology—5.3%
Samsung Electronics Co. Ltd.	201,508	8,296,980
Total Preferred Stocks		10,720,561
SHORT-TERM INVESTMENT—1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(d)	1,794,312	1,794,312
Total Short-Term Investment		1,794,312
Total Investments (Cost $138,561,018)—100.1%		154,948,243
Liabilities in Excess of Other Assets—(0.1%)		(228,007)
Net Assets—100.0%		$154,720,236

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 1.5% of net assets as of July 31, 2025.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS—90.9%
BRAZIL—2.8%
Consumer Discretionary—0.8%
MercadoLibre, Inc.(a)	3,148	$ 7,473,006
Consumer Staples—0.6%
Raia Drogasil SA	2,359,115	5,674,970
Energy—0.4%
PRIO SA(a)	579,819	4,368,666
Financials—1.0%
NU Holdings Ltd., Class A(a)	771,019	9,421,852
Total Brazil		26,938,494
CHINA—27.2%
Communication Services—8.0%
Tencent Holdings Ltd.	1,084,200	75,907,224
Consumer Discretionary—9.6%
Alibaba Group Holding Ltd.	2,558,400	38,464,944
ANTA Sports Products Ltd.	1,092,800	12,543,250
Li Auto, Inc., A Shares (Stock Connect)(a)(b)	611,400	8,004,269
Meituan, B Shares(a)(c)	323,800	4,995,437
Midea Group Co. Ltd., H Shares	1,584,100	15,348,692
Trip.com Group Ltd.	191,700	11,901,204
		91,257,796
Consumer Staples—1.5%
Giant Biogene Holding Co. Ltd.(c)	928,000	6,617,327
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	41,706	8,228,158
		14,845,485
Financials—2.7%
China Merchants Bank Co. Ltd., H Shares	2,121,000	13,763,471
PICC Property & Casualty Co. Ltd., H Shares	5,727,900	11,888,724
		25,652,195
Health Care—0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	149,297	4,788,939
Industrials—4.1%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(b)	555,481	20,337,143
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	2,717,179	8,260,082
Shenzhen Envicool Technology Co. Ltd., A Shares (Stock Connect)(b)	1,917,580	10,682,814
		39,280,039
Real Estate—0.8%
China Resources Land Ltd.	1,999,000	7,330,268
Total China		259,061,946
GREECE—1.2%
Financials—1.2%
National Bank of Greece SA	846,378	11,805,748
HONG KONG—2.2%
Financials—1.1%
AIA Group Ltd.	1,149,600	10,719,061
Industrials—1.1%
Techtronic Industries Co. Ltd.	830,000	9,924,848
Total Hong Kong		20,643,909
Shares		Value

INDIA—18.7%
Communication Services—1.4%
Bharti Airtel Ltd.	625,078	$ 13,591,059
Consumer Discretionary—2.7%
Indian Hotels Co. Ltd.	1,440,934	12,129,607
Mahindra & Mahindra Ltd.	380,836	13,849,060
		25,978,667
Financials—7.5%
Cholamandalam Investment & Finance Co. Ltd.	596,714	9,730,777
HDFC Bank Ltd.	1,580,654	36,269,725
ICICI Bank Ltd.	653,811	11,037,214
SBI Life Insurance Co. Ltd.(c)	697,282	14,581,915
		71,619,631
Health Care—1.9%
JB Chemicals & Pharmaceuticals Ltd.	259,099	5,250,085
Torrent Pharmaceuticals Ltd.	299,135	12,777,429
		18,027,514
Industrials—0.7%
Havells India Ltd.	372,695	6,358,317
Information Technology—1.1%
Tata Consultancy Services Ltd.	301,562	10,387,472
Materials—1.0%
UltraTech Cement Ltd.	66,738	9,292,946
Real Estate—0.8%
Godrej Properties Ltd.(a)	307,045	7,318,354
Utilities—1.6%
Power Grid Corp. of India Ltd.	4,630,337	15,319,967
Total India		177,893,927
INDONESIA—3.3%
Communication Services—1.5%
Telkom Indonesia Persero Tbk. PT	82,856,000	14,549,094
Financials—1.8%
Bank Negara Indonesia Persero Tbk. PT	68,686,300	16,657,020
Total Indonesia		31,206,114
KAZAKHSTAN—0.6%
Financials—0.6%
Kaspi.KZ JSC, GDR(c)	69,149	5,455,856
MEXICO—5.0%
Consumer Staples—1.0%
Fomento Economico Mexicano SAB de CV, ADR	108,725	9,835,264
Industrials—0.9%
Grupo Aeroportuario del Sureste SAB de CV, Class B	262,896	7,971,330
Materials—3.1%
Grupo Mexico SAB de CV	4,750,100	29,633,674
Total Mexico		47,440,268
POLAND—1.3%
Consumer Staples—0.7%
Zabka Group SA(a)	1,155,795	6,385,271
Industrials—0.6%
InPost SA(a)	401,006	5,759,525
Total Poland		12,144,796

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn Emerging Markets Fund

Shares		Value
COMMON STOCKS (continued)
RUSSIA—0.0%
Energy —0.0%
LUKOIL PJSC, ADR(a)(d)(e)	625,991	$ –
Novatek PJSC(d)(e)	267,284	–
		–
Financials—0.0%
Sberbank of Russia PJSC(a)(d)(e)	6,211,074	–
Total Russia		–
SAUDI ARABIA—1.8%
Financials—1.8%
Al Rajhi Bank	684,289	17,253,710
SOUTH AFRICA—0.9%
Financials—0.9%
Sanlam Ltd.	1,824,803	8,779,290
SOUTH KOREA—5.5%
Financials—1.4%
Shinhan Financial Group Co. Ltd.	276,299	13,454,074
Industrials—2.1%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	46,162	11,862,811
Samsung C&T Corp.	66,802	8,059,315
		19,922,126
Information Technology—2.0%
SK Hynix, Inc.	101,024	19,580,049
Total South Korea		52,956,249
TAIWAN—17.1%
Information Technology—17.1%
Accton Technology Corp.	422,000	12,463,427
Delta Electronics, Inc.	638,000	12,018,706
MediaTek, Inc.	357,000	16,166,589
Taiwan Semiconductor Manufacturing Co. Ltd.	3,177,017	122,312,780
		162,961,502
UNITED ARAB EMIRATES—3.3%
Consumer Discretionary—0.4%
Talabat Holding PLC	10,627,002	3,635,534
Shares		Value

Financials—1.8%
Abu Dhabi Islamic Bank PJSC	2,601,484	$ 17,081,217
Real Estate—1.1%
Aldar Properties PJSC	4,178,151	10,796,907
Total United Arab Emirates		31,513,658
Total Common Stocks		866,055,467
PREFERRED STOCKS—5.5%
BRAZIL—1.5%
Financials—1.5%
Itausa SA	7,572,666	13,997,034
SOUTH KOREA—4.0%
Information Technology—4.0%
Samsung Electronics Co. Ltd.	926,830	38,161,713
Total Preferred Stocks		52,158,747
SHORT-TERM INVESTMENT—3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(f)	34,459,134	34,459,134
Total Short-Term Investment		34,459,134
Total Investments (Cost $833,315,172)—100.0%		952,673,348
Liabilities in Excess of Other Assets—(0.0%)		(300,360)
Net Assets—100.0%		$952,372,988

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of July 31, 2025.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.
Amounts listed as “–” are $0 or round to $0.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Focused U.S. Small Cap Active ETF

Shares		Value
COMMON STOCKS—100.0%
CANADA—5.1%
Consumer Discretionary—3.1%
Aritzia, Inc.(a)	39,885	$ 2,140,767
Industrials—2.0%
ATS Corp.(a)	44,888	1,362,255
Total Canada		3,503,022
ISRAEL—2.5%
Information Technology—2.5%
Camtek Ltd.(a)	17,793	1,675,211
UNITED STATES—92.4%
Communication Services—1.2%
Integral Ad Science Holding Corp.(a)	101,889	835,490
Consumer Discretionary—9.6%
Boot Barn Holdings, Inc.(a)	12,561	2,159,236
Brinker International, Inc.(a)	11,116	1,751,882
La-Z-Boy, Inc.	31,217	1,122,875
Stride, Inc.(a)	11,838	1,517,987
		6,551,980
Consumer Staples—2.5%
Vita Coco Co., Inc.(a)	47,782	1,684,793
Energy—3.6%
Magnolia Oil & Gas Corp., Class A	36,946	880,054
Northern Oil & Gas, Inc.	25,368	714,363
SM Energy Co.	32,019	883,404
		2,477,821
Financials—23.8%
Ameris Bancorp	21,223	1,450,592
Banner Corp.	23,193	1,439,705
Donnelley Financial Solutions, Inc.(a)	32,854	1,739,948
NMI Holdings, Inc.(a)	40,745	1,520,603
PJT Partners, Inc., Class A	9,672	1,727,613
Seacoast Banking Corp. of Florida	67,385	1,899,583
Skyward Specialty Insurance Group, Inc.(a)	23,833	1,205,473
StoneX Group, Inc.(a)	15,092	1,467,546
Wintrust Financial Corp.	16,573	2,121,013
WSFS Financial Corp.	30,814	1,689,840
		16,261,916
Health Care—15.1%
ADMA Biologics, Inc.(a)	66,631	1,246,000
ANI Pharmaceuticals, Inc.(a)	26,590	1,684,476
Catalyst Pharmaceuticals, Inc.(a)	57,656	1,229,802
Shares		Value

Corcept Therapeutics, Inc.(a)	19,158	$ 1,286,843
Integer Holdings Corp.(a)	12,129	1,316,118
Ligand Pharmaceuticals, Inc.(a)	16,158	2,126,070
Merit Medical Systems, Inc.(a)	16,414	1,392,892
		10,282,201
Industrials—15.2%
Atmus Filtration Technologies, Inc.	45,145	1,756,592
Casella Waste Systems, Inc., Class A(a)	11,190	1,216,689
Enpro, Inc.	8,648	1,836,921
Griffon Corp.	20,973	1,704,476
Mueller Water Products, Inc., Class A	50,114	1,240,822
REV Group, Inc.	52,347	2,593,794
		10,349,294
Information Technology—10.3%
JFrog Ltd.(a)	45,848	1,990,262
Q2 Holdings, Inc.(a)	25,316	2,055,659
Vertex, Inc., Class A(a)	53,769	1,783,518
Workiva, Inc.(a)	18,518	1,182,004
		7,011,443
Materials—7.4%
Graphic Packaging Holding Co.	54,693	1,222,935
Knife River Corp.(a)	20,205	1,666,508
Materion Corp.	20,495	2,158,124
		5,047,567
Real Estate—3.7%
American Healthcare REIT, Inc.	64,853	2,505,920
Total United States		63,008,425
Total Common Stocks		68,186,658
SHORT-TERM INVESTMENT—0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(b)	41,146	41,146
Total Short-Term Investment		41,146
Total Investments (Cost $63,135,034)—100.1%		68,227,804
Liabilities in Excess of Other Assets—(0.1%)		(59,010)
Net Assets—100.0%		$68,168,794

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Focused Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS—81.4%
BRAZIL—6.8%
Consumer Discretionary—1.4%
MercadoLibre, Inc.(a)	237	$ 562,612
Consumer Staples—0.8%
Raia Drogasil SA	145,054	348,935
Energy—0.8%
PRIO SA(a)	42,420	319,615
Financials—3.8%
Itau Unibanco Holding SA, ADR	148,018	928,073
NU Holdings Ltd., Class A(a)	51,143	624,967
		1,553,040
Total Brazil		2,784,202
CANADA—0.4%
Materials—0.4%
Capstone Copper Corp.(a)	27,461	153,992
INDIA—13.9%
Consumer Discretionary—2.5%
Mahindra & Mahindra Ltd., GDR(b)	28,920	1,044,012
Financials—4.4%
ICICI Bank Ltd., ADR	53,905	1,816,599
Industrials—2.6%
Larsen & Toubro Ltd., GDR(b)	25,483	1,046,077
Information Technology—2.4%
Infosys Ltd., ADR	58,320	975,110
Materials—2.0%
UltraTech Cement Ltd., GDR(b)(c)	5,739	802,489
Total India		5,684,287
INDONESIA—4.3%
Communication Services—2.2%
Telkom Indonesia Persero Tbk. PT	5,258,000	923,278
Financials—2.1%
Bank Central Asia Tbk. PT, ADR	68,407	853,720
Total Indonesia		1,776,998
KAZAKHSTAN—1.5%
Energy—0.9%
NAC Kazatomprom JSC, GDR(b)(c)	9,139	376,527
Financials—0.6%
Kaspi.KZ JSC, GDR(b)	3,235	255,241
Total Kazakhstan		631,768
MEXICO—5.4%
Consumer Staples—1.5%
Fomento Economico Mexicano SAB de CV, ADR	6,673	603,640
Industrials—0.9%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,608	383,999
Materials—3.0%
Grupo Mexico SAB de CV	198,713	1,239,678
Total Mexico		2,227,317
NETHERLANDS—0.8%
Information Technology—0.8%
ASML Holding NV	489	339,713
Shares		Value

PERU—1.1%
Financials—1.1%
Credicorp Ltd.	1,944	$ 460,728
POLAND—2.3%
Consumer Staples—0.7%
Zabka Group SA(a)	49,111	271,317
Industrials—1.6%
InPost SA(a)	45,307	650,731
Total Poland		922,048
SAUDI ARABIA—3.7%
Financials—2.4%
Al Rajhi Bank	39,093	985,694
Industrials—1.3%
Electrical Industries Co.	26,863	64,240
Riyadh Cables Group Co.	12,697	442,890
		507,130
Total Saudi Arabia		1,492,824
SOUTH AFRICA—2.1%
Financials—2.1%
Sanlam Ltd., ADR	87,498	844,356
SOUTH KOREA—9.0%
Financials—2.8%
Shinhan Financial Group Co. Ltd., ADR	23,550	1,146,885
Health Care—1.4%
Samsung Biologics Co. Ltd.(a)(b)	768	586,773
Industrials—4.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,109	798,958
Samsung C&T Corp.	5,646	681,161
Samsung E&A Co. Ltd.	24,431	463,264
		1,943,383
Total South Korea		3,677,041
TAIWAN—24.7%
Consumer Discretionary—0.7%
Makalot Industrial Co. Ltd.	35,000	307,820
Information Technology—24.0%
Accton Technology Corp.	19,000	561,150
Chroma ATE, Inc.	56,000	801,880
Delta Electronics, Inc.	34,000	640,495
MediaTek, Inc.	16,000	724,553
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,599	4,735,510
Taiwan Semiconductor Manufacturing Co. Ltd.	61,000	2,348,454
		9,812,042
Total Taiwan		10,119,862
UNITED ARAB EMIRATES—5.4%
Consumer Discretionary—0.4%
Talabat Holding PLC	457,487	156,508
Financials—2.1%
Abu Dhabi Islamic Bank PJSC	128,435	843,298
Real Estate—1.4%
Aldar Properties PJSC	223,659	577,965

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn Focused Emerging Markets ex-China Fund

Shares		Value
COMMON STOCKS (continued)
UNITED ARAB EMIRATES (continued)
Utilities—1.5%
Emirates Central Cooling Systems Corp.	1,297,143	$ 610,952
Total United Arab Emirates		2,188,723
Total Common Stocks		33,303,859
EXCHANGE-TRADED FUNDS—13.4%
iShares MSCI India ETF	75,576	3,978,321
iShares MSCI India Small-Cap ETF	20,446	1,498,283
Total Exchange-Traded Funds		5,476,604
PREFERRED STOCKS—5.1%
SOUTH KOREA—5.1%
Information Technology—5.1%
Samsung Electronics Co. Ltd.	50,962	2,098,332
Total Preferred Stocks		2,098,332
SHORT-TERM INVESTMENT—0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(d)	215,311	215,311
Total Short-Term Investment		215,311
Total Investments (Cost $35,456,317)—100.4%		41,094,106
Liabilities in Excess of Other Assets—(0.4%)		(168,779)
Net Assets—100.0%		$40,925,327

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 2.9% of net assets as of July 31, 2025.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS—96.9%
ARGENTINA—1.9%
Industrials—0.8%
Corp. America Airports SA(a)	19,200	$ 382,272
Materials—1.1%
Loma Negra Cia Industrial Argentina SA, ADR(a)	41,600	484,224
Total Argentina		866,496
AUSTRALIA—0.9%
Industrials—0.9%
Aurizon Holdings Ltd.	205,500	426,582
BRAZIL—3.8%
Industrials—3.8%
Motiva Infraestrutura de Mobilidade SA	316,000	694,692
Rumo SA	347,400	1,026,153
		1,720,845
CANADA—5.1%
Energy—3.1%
Enbridge, Inc.	30,800	1,394,847
Industrials—2.0%
Canadian Pacific Kansas City Ltd.	12,600	926,730
Total Canada		2,321,577
CHINA—1.2%
Information Technology—1.2%
GDS Holdings Ltd., ADR(a)	15,200	548,264
FRANCE—11.1%
Industrials—7.0%
Eiffage SA	8,300	1,114,153
Getlink SE	51,600	935,813
Vinci SA	8,100	1,125,161
		3,175,127
Utilities—4.1%
Engie SA	38,000	854,172
Veolia Environnement SA	28,800	976,005
		1,830,177
Total France		5,005,304
GERMANY—2.9%
Utilities—2.9%
RWE AG	31,767	1,303,247
HONG KONG—1.1%
Utilities—1.1%
CLP Holdings Ltd.	55,300	479,992
INDONESIA—0.9%
Communication Services—0.9%
Sarana Menara Nusantara Tbk. PT	11,461,500	424,231
ITALY—2.8%
Communication Services—1.5%
Infrastrutture Wireless Italiane SpA(b)	57,300	677,417
Utilities—1.3%
Enel SpA	64,180	565,958
Total Italy		1,243,375
JAPAN—1.8%
Industrials—1.8%
Japan Airport Terminal Co. Ltd.	27,400	832,128
Shares		Value

MEXICO—2.9%
Industrials—2.9%
Grupo Aeroportuario del Centro Norte SAB de CV	35,000	$ 465,677
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,400	224,377
Promotora y Operadora de Infraestructura SAB de CV	51,400	607,564
		1,297,618
NIGERIA—1.4%
Communication Services—1.4%
IHS Holding Ltd.(a)	100,500	653,250
PHILIPPINES—2.2%
Industrials—2.2%
International Container Terminal Services, Inc.	127,810	981,378
SPAIN—6.6%
Communication Services—2.3%
Cellnex Telecom SA(a)(b)	29,062	1,025,584
Industrials—2.9%
Aena SME SA(b)	48,390	1,303,051
Utilities—1.4%
EDP Renovaveis SA	55,206	648,158
Total Spain		2,976,793
TANZANIA—2.4%
Communication Services—2.4%
Helios Towers PLC(a)	704,000	1,103,508
THAILAND—0.7%
Industrials—0.7%
Airports of Thailand PCL	262,100	327,538
UNITED KINGDOM—3.0%
Utilities—3.0%
National Grid PLC, ADR	8,200	577,198
SSE PLC	31,977	783,827
		1,361,025
UNITED STATES—44.2%
Energy—8.8%
Cheniere Energy, Inc.	5,600	1,320,928
Kinder Morgan, Inc.	48,300	1,355,298
Williams Cos., Inc.	22,157	1,328,312
		4,004,538
Industrials—10.6%
CoreCivic, Inc.(a)	17,000	340,680
Dycom Industries, Inc.(a)	1,200	322,572
Ferrovial SE	26,113	1,338,629
Norfolk Southern Corp.	5,000	1,390,000
Union Pacific Corp.	4,000	887,880
Waste Management, Inc.	2,200	504,152
		4,783,913
Real Estate—4.0%
American Tower Corp., REIT	5,400	1,125,306
Crown Castle, Inc., REIT	6,500	683,085
		1,808,391
Utilities—20.8%
American Electric Power Co., Inc.	6,300	712,782

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn Global Infrastructure Fund

Shares		Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Utilities (continued)
CenterPoint Energy, Inc.	30,700	$ 1,191,774
Clearway Energy, Inc., Class C	26,200	854,906
CMS Energy Corp.	13,400	988,920
Duke Energy Corp.	3,838	466,854
FirstEnergy Corp.	20,400	871,284
IDACORP, Inc.	4,800	601,584
NextEra Energy, Inc.	18,300	1,300,398
PPL Corp.	32,800	1,170,632
TXNM Energy, Inc.	16,700	948,393
XPLR Infrastructure LP	30,300	288,759
		9,396,286
Total United States		19,993,128
Total Common Stocks		43,866,279
SHORT-TERM INVESTMENT—3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(c)	1,408,450	1,408,450
Total Short-Term Investment		1,408,450
Total Investments (Cost $34,012,286)—100.0%		45,274,729
Liabilities in Excess of Other Assets—(0.0%)		(6,925)
Net Assets—100.0%		$45,267,804

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
COMMON STOCKS—89.6%
AUSTRALIA—5.5%
Financials—2.1%
Steadfast Group Ltd.	647,634	$ 2,464,817
Industrials—3.4%
ALS Ltd.	241,970	2,813,016
Johns Lyng Group Ltd.	443,013	1,102,414
		3,915,430
Total Australia		6,380,247
FRANCE—7.5%
Consumer Staples—2.7%
Interparfums SA	85,379	3,135,170
Energy—4.8%
Gaztransport Et Technigaz SA	29,985	5,639,739
Total France		8,774,909
GERMANY—6.6%
Communication Services—4.6%
CTS Eventim AG & Co. KGaA	46,923	5,298,750
Industrials—2.0%
Rational AG	1,588	1,225,852
RENK Group AG	14,624	1,135,223
		2,361,075
Total Germany		7,659,825
ISRAEL—3.5%
Information Technology—3.5%
CyberArk Software Ltd.(a)	4,104	1,688,673
Nova Ltd.(a)	8,922	2,342,828
		4,031,501
ITALY—3.4%
Consumer Discretionary—1.0%
Brunello Cucinelli SpA	10,645	1,193,759
Financials—1.2%
FinecoBank Banca Fineco SpA	63,383	1,349,679
Industrials—1.2%
Interpump Group SpA	34,844	1,429,587
Total Italy		3,973,025
JAPAN—19.4%
Consumer Discretionary—3.6%
Asics Corp.	177,800	4,179,951
Financials—3.2%
Nihon M&A Center Holdings, Inc.	212,700	1,063,334
Zenkoku Hosho Co. Ltd.	126,800	2,705,297
		3,768,631
Industrials—12.6%
BayCurrent, Inc.	66,900	3,841,401
Japan Elevator Service Holdings Co. Ltd.	206,000	5,499,276
Sanwa Holdings Corp.	103,700	2,829,125
SHO-BOND Holdings Co. Ltd.	79,400	2,535,235
		14,705,037
Total Japan		22,653,619
MEXICO—2.2%
Financials—2.2%
Regional SAB de CV	333,265	2,576,731
Shares		Value

NORWAY—1.6%
Materials—1.6%
Borregaard ASA	96,921	$ 1,873,042
POLAND—4.1%
Consumer Staples—4.1%
Dino Polska SA(a)(b)	364,520	4,807,341
SPAIN—2.2%
Consumer Discretionary—2.2%
CIE Automotive SA	83,906	2,519,181
SWEDEN—3.2%
Industrials—3.2%
AddTech AB, B Shares	82,582	2,776,257
Sweco AB, B Shares	62,528	986,350
		3,762,607
TAIWAN—7.5%
Consumer Discretionary—1.7%
Makalot Industrial Co. Ltd.	226,720	1,993,969
Information Technology—5.8%
Chroma ATE, Inc.	110,000	1,575,121
Elite Material Co. Ltd.	86,000	3,152,468
Sinbon Electronics Co. Ltd.	253,000	2,044,987
		6,772,576
Total Taiwan		8,766,545
THAILAND—2.4%
Information Technology—2.4%
Fabrinet(a)	8,482	2,745,878
UNITED KINGDOM—18.3%
Communication Services—2.5%
Gamma Communications PLC	203,594	2,925,375
Consumer Discretionary—3.2%
Games Workshop Group PLC	17,309	3,708,663
Financials—6.2%
Alpha Group International PLC(b)	68,856	3,773,688
Intermediate Capital Group PLC	120,583	3,452,600
		7,226,288
Industrials—4.8%
Chemring Group PLC	153,598	1,112,371
Diploma PLC	63,706	4,509,743
		5,622,114
Materials—1.6%
Hill & Smith PLC	66,702	1,795,267
Total United Kingdom		21,277,707
VIETNAM—2.2%
Information Technology—2.2%
FPT Corp.	659,706	2,611,848
Total Common Stocks		104,414,006
EXCHANGE-TRADED FUNDS—4.4%
iShares MSCI India Small-Cap ETF	70,323	5,153,269
Total Exchange-Traded Funds		5,153,269

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn International Small Cap Fund

Shares		Value
PREFERRED STOCKS—2.7%
GERMANY—2.7%
Industrials—2.7%
Jungheinrich AG	79,720	$ 3,056,313
Total Preferred Stocks		3,056,313
SHORT-TERM INVESTMENT—3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(c)	4,093,044	4,093,044
Total Short-Term Investment		4,093,044
Total Investments (Cost $91,422,069)—100.2%		116,716,632
Liabilities in Excess of Other Assets—(0.2%)		(201,971)
Net Assets—100.0%		$116,514,661

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

ETF	Exchange-Traded Fund
PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Real Estate Fund

	Shares	Value
COMMON STOCKS—99.7%
UNITED STATES—99.7%
Data Center REITs—12.5%
Digital Realty Trust, Inc., REIT	12,353	$ 2,179,563
Equinix, Inc., REIT	2,733	2,145,870
		4,325,433
Health Care REITs—26.1%
American Healthcare REIT, Inc.	32,798	1,267,315
Omega Healthcare Investors, Inc., REIT	25,061	974,873
Ventas, Inc., REIT	32,652	2,193,561
Welltower, Inc., REIT	27,841	4,595,714
		9,031,463
Hotel & Resort REITs—1.2%
Host Hotels & Resorts, Inc., REIT	25,519	401,159
Industrial REITs—8.4%
Prologis, Inc., REIT	27,339	2,919,258
Multi-Family Residential REITs—7.1%
AvalonBay Communities, Inc., REIT	5,244	976,852
Camden Property Trust, REIT	6,189	675,839
Essex Property Trust, Inc., REIT	3,053	794,329
		2,447,020
Office REITs—4.1%
Cousins Properties, Inc., REIT	9,766	264,658
Hudson Pacific Properties, Inc., REIT(a)	112,053	274,530
Kilroy Realty Corp., REIT	12,945	477,153
Vornado Realty Trust, REIT	10,261	394,228
		1,410,569
Other Specialized REITs—5.2%
EPR Properties, REIT	16,244	894,070
Iron Mountain, Inc., REIT	9,306	906,032
		1,800,102
Retail REITs—22.3%
Brixmor Property Group, Inc., REIT	16,843	440,107
	Shares	Value

Curbline Properties Corp., REIT	30,727	$ 679,067
InvenTrust Properties Corp., REIT	19,095	526,449
NNN REIT, Inc.	21,738	896,910
Realty Income Corp., REIT	29,495	1,655,554
Regency Centers Corp., REIT	17,339	1,238,005
Simon Property Group, Inc., REIT	13,748	2,251,785
		7,687,877
Self Storage REITs—7.2%
CubeSmart, REIT	14,815	576,451
Public Storage, REIT	4,854	1,319,997
Smartstop Self Storage REIT, Inc.	17,100	579,348
		2,475,796
Single-Family Residential REITs—5.6%
Invitation Homes, Inc., REIT	45,721	1,401,349
Sun Communities, Inc., REIT	4,341	538,414
		1,939,763
Total United States		34,438,440
Total Common Stocks		34,438,440
SHORT-TERM INVESTMENT—0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(b)	102,142	102,142
Total Short-Term Investment		102,142
Total Investments (Cost $29,143,271)—100.0%		34,540,582
Liabilities in Excess of Other Assets—(0.0%)		(7,958)
Net Assets—100.0%		$34,532,624

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn U.S. Small Cap Equity Fund

Shares		Value
COMMON STOCKS—99.0%
CANADA—4.2%
Consumer Discretionary—2.4%
Aritzia, Inc.(a)	149,844	$ 8,042,651
Industrials—1.8%
ATS Corp.(a)	189,404	5,748,007
Total Canada		13,790,658
ISRAEL—1.9%
Information Technology—1.9%
Camtek Ltd.(a)	67,908	6,393,538
UNITED STATES—92.9%
Communication Services—1.5%
Integral Ad Science Holding Corp.(a)	619,229	5,077,678
Consumer Discretionary—8.4%
Boot Barn Holdings, Inc.(a)	54,096	9,299,102
Brinker International, Inc.(a)	46,160	7,274,816
La-Z-Boy, Inc.	135,865	4,887,064
Stride, Inc.(a)	49,978	6,408,679
		27,869,661
Consumer Staples—5.4%
Chefs' Warehouse, Inc.(a)	52,271	3,583,700
elf Beauty, Inc.(a)	61,669	7,473,666
Vita Coco Co., Inc.(a)	198,894	7,013,002
		18,070,368
Energy—4.1%
Magnolia Oil & Gas Corp., Class A	187,867	4,474,992
Northern Oil & Gas, Inc.	143,063	4,028,654
SM Energy Co.	190,897	5,266,848
		13,770,494
Financials—20.7%
Ameris Bancorp	75,679	5,172,660
Banner Corp.	119,863	7,440,496
Donnelley Financial Solutions, Inc.(a)	158,080	8,371,917
NMI Holdings, Inc.(a)	155,334	5,797,065
PJT Partners, Inc., Class A	33,594	6,000,560
Seacoast Banking Corp. of Florida	299,781	8,450,826
Skyward Specialty Insurance Group, Inc.(a)	114,834	5,808,304
StoneX Group, Inc.(a)	36,781	3,576,584
Wintrust Financial Corp.	75,038	9,603,363
WSFS Financial Corp.	154,553	8,475,687
		68,697,462
Health Care—14.9%
ADMA Biologics, Inc.(a)	186,181	3,481,585
Alphatec Holdings, Inc.(a)	385,580	4,079,436
ANI Pharmaceuticals, Inc.(a)	128,926	8,167,462
Catalyst Pharmaceuticals, Inc.(a)	255,140	5,442,136
Corcept Therapeutics, Inc.(a)	95,732	6,430,319
Integer Holdings Corp.(a)	51,359	5,572,965
Ligand Pharmaceuticals, Inc.(a)	80,198	10,552,453
Merit Medical Systems, Inc.(a)	69,644	5,909,990
OmniAb, Inc. 12.5 Earnout(a)(b)(c)	58,211	–
OmniAb, Inc. 15.0 Earnout(a)(b)(c)	58,211	–
		49,636,346
Shares		Value

Industrials—15.7%
Atmus Filtration Technologies, Inc.	212,311	$ 8,261,021
Casella Waste Systems, Inc., Class A(a)	53,741	5,843,259
Ducommun, Inc.(a)	29,187	2,655,433
Enpro, Inc.	51,373	10,912,139
Griffon Corp.	78,451	6,375,713
Mueller Water Products, Inc., Class A	246,171	6,095,194
REV Group, Inc.	245,238	12,151,543
		52,294,302
Information Technology—10.0%
Five9, Inc.(a)	105,540	2,726,098
JFrog Ltd.(a)	225,508	9,789,302
Q2 Holdings, Inc.(a)	117,994	9,581,113
Vertex, Inc., Class A(a)	184,873	6,132,238
Workiva, Inc.(a)	75,901	4,844,761
		33,073,512
Materials—6.8%
Graphic Packaging Holding Co.	278,429	6,225,673
Knife River Corp.(a)	89,030	7,343,194
Materion Corp.	85,033	8,953,975
		22,522,842
Real Estate—3.6%
American Healthcare REIT, Inc.	143,413	5,541,478
Smartstop Self Storage REIT, Inc.	46,002	1,558,548
Terreno Realty Corp., REIT	87,729	4,868,082
		11,968,108
Utilities—1.8%
ONE Gas, Inc.	80,499	5,852,277
Total United States		308,833,050
Total Common Stocks		329,017,246
SHORT-TERM INVESTMENT—1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(d)	3,417,910	3,417,910
Total Short-Term Investment		3,417,910
Total Investments (Cost $281,438,528)—100.0%		332,435,156
Other Assets in Excess of Liabilities—0.0%		2,039
Net Assets—100.0%		$332,437,195

(a)	Non-income producing security.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of July 31, 2025.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

REIT	Real Estate Investment Trust

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn U.S. Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS—98.8%
IRELAND—2.0%
Information Technology—2.0%
Accenture PLC, Class A	25,518	$ 6,815,858
UNITED STATES—96.8%
Communication Services—2.3%
Alphabet, Inc., Class C	39,143	7,549,119
Consumer Discretionary—5.6%
O'Reilly Automotive, Inc.(a)	67,740	6,660,197
TJX Cos., Inc.	95,714	11,919,264
		18,579,461
Consumer Staples—3.1%
Procter & Gamble Co.	69,800	10,502,806
Energy—2.1%
Baker Hughes Co.	152,882	6,887,334
Financials—13.7%
American Express Co.	40,542	12,134,626
LPL Financial Holdings, Inc.	18,853	7,460,698
Mastercard, Inc., Class A	30,741	17,413,854
S&P Global, Inc.	15,739	8,673,763
		45,682,941
Health Care—15.1%
Boston Scientific Corp.(a)	79,091	8,298,228
Danaher Corp.	36,296	7,156,119
Eli Lilly & Co.	10,044	7,433,263
Integer Holdings Corp.(a)	41,905	4,547,112
Merck & Co., Inc.	72,570	5,669,168
ResMed, Inc.	22,233	6,046,042
UnitedHealth Group, Inc.	20,879	5,210,563
Zoetis, Inc.	39,271	5,725,319
		50,085,814
Industrials—14.8%
AAON, Inc.	39,658	3,311,443
Eaton Corp. PLC	18,364	7,064,998
Hubbell, Inc.	19,963	8,733,413
Tetra Tech, Inc.	189,125	6,948,453
Shares		Value

Trane Technologies PLC	14,054	$ 6,156,776
Veralto Corp.	45,926	4,814,423
Waste Management, Inc.	40,436	9,266,314
Watsco, Inc.	6,316	2,847,758
		49,143,578
Information Technology—35.8%
Adobe, Inc.(a)	17,328	6,198,052
Amdocs Ltd.	69,635	5,944,044
Analog Devices, Inc.	20,959	4,708,020
Broadcom, Inc.	23,623	6,938,075
Cadence Design Systems, Inc.(a)	31,469	11,472,653
Marvell Technology, Inc.	108,472	8,717,895
Microsoft Corp.	79,453	42,388,175
NVIDIA Corp.	144,599	25,719,824
ServiceNow, Inc.(a)	7,589	7,157,338
		119,244,076
Materials—1.9%
Linde PLC	13,942	6,416,945
Utilities—2.4%
American Water Works Co., Inc.	56,070	7,863,257
Total United States		321,955,331
Total Common Stocks		328,771,189
SHORT-TERM INVESTMENT—1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(b)	3,936,697	3,936,697
Total Short-Term Investment		3,936,697
Total Investments (Cost $251,564,528)—100.0%		332,707,886
Liabilities in Excess of Other Assets—(0.0%)		(95,814)
Net Assets—100.0%		$332,612,072

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

PLC	Public Limited Company

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
BANK LOANS—1.1%
CD&R Firefly Bidco Ltd., 2024 GBP Term Loan B10(a)		650,000	$ 851,984
Total Bank Loans			851,984
CORPORATE BONDS—89.3%
ANGOLA—0.3%
Oil & Gas—0.3%
Azule Energy Finance PLC, 8.13%, 01/23/2030(b)		$200,000	201,486
AUSTRIA—0.3%
Holding Companies-Diversified Operations—0.3%
Benteler International AG, 7.25%, 06/15/2031(b)	EUR	187,000	226,371
BELGIUM—0.6%
Commercial Banks—0.6%
Belfius Bank SA, (fixed rate to 05/06/2031, variable rate thereafter), VRN, 6.13%, 05/06/2031(b)(c)		400,000	467,615
BRAZIL—1.6%
Chemicals—0.5%
Braskem Netherlands Finance BV, 8.00%, 10/15/2034(b)		$514,000	365,582
Food Products—0.8%
Minerva Luxembourg SA, 8.88%, 09/13/2033(b)		600,000	653,227
Oil & Gas Services—0.3%
Guara Norte SARL, 5.20%, 06/15/2034(b)(d)		223,572	216,906
Total Brazil			1,235,715
CANADA—3.3%
Diversified Telecommunication Services—1.5%
Rogers Communications, Inc., (fixed rate to 02/14/2030, variable rate thereafter), VRN, 7.00%, 02/14/2030		1,140,000	1,165,503
Oil & Gas—0.4%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(b)(d)		303,000	300,022
Oil & Gas Services—0.8%
Enerflex Ltd., 9.00%, 10/15/2027(b)		603,000	620,950
Retail—0.6%
1011778 BC ULC/New Red Finance, Inc., 5.63%, 09/15/2029(b)		505,000	508,014
Total Canada			2,594,489
CHILE—0.6%
Airlines—0.6%
Latam Airlines Group SA, 7.88%, 04/15/2030(b)		473,000	489,318
CHINA—0.1%
Real Estate—0.1%
Country Garden Holdings Co. Ltd., 3.13%, 10/22/2025(b)(e)		200,000	16,546
Kaisa Group Holdings Ltd.
	Shares or Principal Amount		Value

9.75%, 09/28/2023(b)(e)		$230,000	$ 9,775
9.38%, 06/30/2024(b)(e)		495,000	21,038
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(b)(e)(f)		200,000	250
7.10%, 09/10/2024(b)(e)(f)		429,000	536
			48,145
COLOMBIA—0.9%
Oil, Gas & Consumable Fuels—0.9%
Ecopetrol SA
6.88%, 04/29/2030		307,000	307,251
8.38%, 01/19/2036		413,000	407,853
			715,104
FRANCE—4.8%
Auto Parts & Equipment—0.7%
Forvia SE
8.00%, 06/15/2030(b)		379,000	394,756
5.50%, 06/15/2031(b)	EUR	125,000	146,028
			540,784
Commercial Banks—1.0%
Societe Generale SA, (fixed rate to 05/26/2026, variable rate thereafter), VRN, 4.75%, 05/26/2026(b)(c)		$810,000	799,272
Cosmetics/Personal Care—0.7%
Opal Bidco SAS, 5.50%, 03/31/2032(b)	EUR	487,000	572,476
Diversified Telecommunication Services—1.1%
Altice France SA
4.00%, 07/15/2029(b)		111,000	111,156
4.25%, 10/15/2029(b)		282,000	282,380
Iliad Holding SASU, 8.50%, 04/15/2031(b)		$400,000	429,072
			822,608
Entertainment—0.7%
Banijay Entertainment SAS, 8.13%, 05/01/2029(b)		552,000	572,434
Healthcare Providers & Services—0.6%
Laboratoire Eimer Selas, 5.00%, 02/01/2029(b)	EUR	400,000	422,102
Total France			3,729,676
GERMANY—1.4%
Commercial Banks—1.4%
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), VRN, 7.13%, 04/30/2026(b)(c)	GBP	300,000	397,146
Landesbank Baden-Wuerttemberg, (fixed rate to 10/15/2030, variable rate thereafter), VRN, 6.75%, 10/15/2030(b)(c)	EUR	600,000	706,335
			1,103,481
HONG KONG—0.9%
Lodging—0.9%
Melco Resorts Finance Ltd.
5.75%, 07/21/2028(b)		$534,000	522,835
5.38%, 12/04/2029(b)		200,000	190,714
			713,549

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
IRELAND—2.7%
Commercial Services & Supplies—0.9%
Cimpress PLC, 7.38%, 09/15/2032(b)		$754,000	$ 737,021
Diversified Financial Services—1.8%
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(b)		604,000	632,875
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)		718,000	744,662
			1,377,537
Total Ireland			2,114,558
ISRAEL—1.5%
Pharmaceutical—1.5%
Teva Pharmaceutical Finance Netherlands II BV
4.13%, 06/01/2031	EUR	274,000	314,614
7.88%, 09/15/2031		163,000	224,581
Teva Pharmaceutical Finance Netherlands III BV, 8.13%, 09/15/2031		$591,000	668,512
			1,207,707
ITALY—0.4%
Diversified Telecommunication Services—0.4%
Fibercop SpA, Series 2033, 6.38%, 11/15/2033(b)		342,000	331,292
JAMAICA—0.4%
Diversified Telecommunication Services—0.4%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/2032(b)(g)		279,000	281,807
JAPAN—0.4%
Auto Manufacturers—0.4%
Nissan Motor Co. Ltd., 5.25%, 07/17/2029(b)	EUR	256,000	296,805
JERSEY—1.0%
Auto Manufacturers—0.5%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(b)		$385,000	367,197
Retail—0.5%
Waga Bondco Ltd., 8.50%, 06/15/2030(b)	GBP	324,000	417,621
Total Jersey			784,818
LUXEMBOURG—0.5%
Chemicals—0.5%
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(b)	EUR	330,000	380,216
Machinery-Diversified—0.0%
Galapagos SA, 5.38%, 06/15/2021(b)(e)(f)(h)		60,500	–
Total Luxembourg			380,216
MEXICO—3.4%
Building Materials—0.7%
Cemex SAB de CV
	Shares or Principal Amount		Value

(fixed rate to 06/08/2026, variable rate thereafter), VRN, 5.13%, 06/08/2026(b)(c)		$319,000	$ 316,057
(fixed rate to 06/10/2030, variable rate thereafter), VRN, 7.20%, 06/10/2030(b)(c)		226,000	230,735
			546,792
Electric Utilities—0.7%
Saavi Energia SARL, 8.88%, 02/10/2035(b)		560,000	582,848
Oil, Gas & Consumable Fuels—2.0%
Petroleos Mexicanos, 3.75%, 11/16/2025(b)	GBP	1,192,000	1,565,431
Total Mexico			2,695,071
NETHERLANDS—0.8%
Food Products—0.6%
Flora Food Management BV, 6.88%, 07/02/2029(b)	EUR	400,000	461,798
Media—0.2%
Ziggo Bond Co. BV, 5.13%, 02/28/2030(b)		$200,000	174,429
Total Netherlands			636,227
NIGERIA—0.7%
Engineering & Construction—0.7%
IHS Holding Ltd.
7.88%, 05/29/2030(b)		265,000	268,374
8.25%, 11/29/2031(b)		300,000	305,751
			574,125
SPAIN—0.3%
Commercial Banks—0.3%
Abanca Corp. Bancaria SA, (fixed rate to 07/14/2028, variable rate thereafter), VRN, 10.63%, 07/14/2028(b)(c)	EUR	200,000	267,776
SWITZERLAND—0.9%
Chemicals—0.9%
Consolidated Energy Finance SA
6.50%, 05/15/2026(b)		$150,000	146,678
5.63%, 10/15/2028(b)		263,000	220,231
12.00%, 02/15/2031(b)		380,000	357,073
			723,982
TURKEY—0.3%
Metals & Mining—0.3%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(b)		213,000	222,078
UNITED KINGDOM—5.1%
Building Materials—0.6%
Project Grand U.K. PLC, 9.00%, 06/01/2029(b)	EUR	402,000	489,216
Commercial Services & Supplies—0.4%
Belron U.K. Finance PLC, 5.75%, 10/15/2029(b)		$300,000	302,816
Diversified Financial Services—1.0%
Jerrold Finco PLC, 7.88%, 04/15/2030(b)	GBP	406,000	553,738
Sherwood Financing PLC, 9.63%, 12/15/2029(b)		172,000	231,810
			785,548

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Diversified Telecommunication Services—1.2%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(b)		$971,000	$ 980,526
Entertainment—0.3%
888 Acquisitions Ltd., 7.56%, 07/15/2027(b)	EUR	200,000	230,272
Food Products—1.0%
Bellis Acquisition Co. PLC, 8.13%, 05/14/2030(b)	GBP	300,000	376,881
Market Bidco Finco PLC, 8.75%, 01/31/2031(b)		301,000	394,534
			771,415
Media—0.6%
Virgin Media Secured Finance PLC, 4.13%, 08/15/2030(b)		100,000	119,525
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(b)		244,000	311,766
			431,291
Total United Kingdom			3,991,084
UNITED STATES—54.3%
Advertising—0.9%
Dotdash Meredith, Inc., 7.63%, 06/15/2032(b)		$731,000	712,542
Aerospace & Defense—1.0%
TransDigm, Inc., 6.63%, 03/01/2032(b)		742,000	762,976
Agriculture—0.5%
Turning Point Brands, Inc., 7.63%, 03/15/2032(b)		393,000	411,680
Apparel—0.7%
Levi Strauss & Co., 4.00%, 08/15/2030(b)	EUR	497,000	576,849
Auto Manufacturers—0.8%
Ford Motor Credit Co. LLC, 6.53%, 03/19/2032		$631,000	642,381
Auto Parts & Equipment—0.6%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(b)		236,000	240,664
Goodyear Tire & Rubber Co.
6.63%, 07/15/2030		76,000	77,333
5.63%, 04/30/2033		183,000	171,745
			489,742
Building Materials—4.1%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(b)(g)		162,000	164,749
Builders FirstSource, Inc., 6.75%, 05/15/2035(b)		533,000	546,485
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)		254,000	232,733
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)		743,000	547,110
JH North America Holdings, Inc., 5.88%, 01/31/2031(b)		310,000	311,061
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)		310,000	316,505
	Shares or Principal Amount	Value

MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	$339,000	$ 322,675
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	788,000	782,353
		3,223,671
Chemicals—1.7%
Celanese U.S. Holdings LLC
6.83%, 07/15/2029	554,000	575,475
7.05%, 11/15/2030	150,000	156,214
Olin Corp., 6.63%, 04/01/2033(b)	599,000	582,888
		1,314,577
Commercial Services & Supplies—0.5%
Herc Holdings, Inc.
7.00%, 06/15/2030(b)	109,000	112,655
7.25%, 06/15/2033(b)	266,000	275,447
		388,102
Diversified Financial Services—2.7%
Azorra Finance Ltd.
7.75%, 04/15/2030(b)	738,000	768,640
7.25%, 01/15/2031(b)	144,000	146,971
Navient Corp., 7.88%, 06/15/2032	448,000	466,467
PennyMac Financial Services, Inc.
6.88%, 05/15/2032(b)	119,000	121,243
6.88%, 02/15/2033(b)	580,000	591,142
		2,094,463
Diversified Telecommunication Services—1.1%
Frontier Communications Holdings LLC, 6.00%, 01/15/2030(b)	416,000	420,946
U.S. Cellular Corp., 6.70%, 12/15/2033	397,000	416,804
		837,750
Electric Utilities—1.3%
NRG Energy, Inc.
6.00%, 02/01/2033(b)	193,000	193,524
7.00%, 03/15/2033(b)	403,000	442,085
6.25%, 11/01/2034(b)	369,000	373,893
		1,009,502
Electrical Components & Equipment—0.8%
EnerSys, 6.63%, 01/15/2032(b)	631,000	648,450
Energy Equipment & Services—2.0%
Hess Midstream Operations LP, 4.25%, 02/15/2030(b)	280,000	270,925
ITT Holdings LLC, 6.50%, 08/01/2029(b)	793,000	755,339
Venture Global LNG, Inc., 9.88%, 02/01/2032(b)	525,000	566,446
		1,592,710
Entertainment—2.2%
Affinity Interactive, 6.88%, 12/15/2027(b)	1,631,000	898,714
CCM Merger, Inc., 6.38%, 05/01/2026(b)	843,000	842,745
		1,741,459

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Food Products—1.2%
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(b)	$506,000	$ 534,725
U.S. Foods, Inc., 5.75%, 04/15/2033(b)	384,000	380,469
		915,194
Gas Utilities—0.6%
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033(b)	224,000	241,907
7.75%, 05/01/2035(b)	224,000	245,609
		487,516
Healthcare Providers & Services—2.9%
Centene Corp.
4.25%, 12/15/2027	401,000	388,844
3.00%, 10/15/2030	444,000	386,706
CHS/Community Health Systems, Inc.
6.13%, 04/01/2030(b)	157,000	110,975
5.25%, 05/15/2030(b)	89,000	77,855
10.88%, 01/15/2032(b)	487,000	510,562
9.75%, 01/15/2034(b)(g)	236,000	237,508
IQVIA, Inc., 6.25%, 06/01/2032(b)	303,000	310,713
Radiology Partners, Inc., 8.50%, 07/15/2032(b)	273,000	275,842
		2,299,005
Home Furnishings—1.1%
Somnigroup International, Inc., 3.88%, 10/15/2031(b)	344,000	310,557
Whirlpool Corp.
6.13%, 06/15/2030	180,000	179,571
6.50%, 06/15/2033	382,000	376,415
		866,543
Housewares—0.9%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(b)	478,000	396,740
Newell Brands, Inc., 8.50%, 06/01/2028(b)	335,000	351,038
		747,778
Insurance—0.5%
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	392,000	405,366
Internet—1.4%
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/2027(b)	533,000	534,200
6.50%, 07/01/2032(b)	540,000	529,191
		1,063,391
Iron/Steel—0.3%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	232,000	226,341
Leisure Time—1.8%
Acushnet Co., 7.38%, 10/15/2028(b)	291,000	303,161
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	1,305,000	1,076,445
		1,379,606
	Shares or Principal Amount		Value

Lodging—0.8%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(b)		$592,000	$ 609,505
Machinery-Diversified—0.5%
Chart Industries, Inc., 7.50%, 01/01/2030(b)		392,000	410,632
Media—5.9%
Cable One, Inc., 4.00%, 11/15/2030(b)		968,000	745,398
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)		567,000	517,899
4.25%, 01/15/2034(b)		196,000	168,884
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, 10/23/2035		748,000	773,286
CSC Holdings LLC
11.75%, 01/31/2029(b)		262,000	245,072
6.50%, 02/01/2029(b)		303,000	239,393
5.75%, 01/15/2030(b)		265,000	130,655
4.13%, 12/01/2030(b)		277,000	186,211
Discovery Communications LLC, 3.63%, 05/15/2030		132,000	116,928
Midcontinent Communications, 8.00%, 08/15/2032(b)		372,000	392,517
Univision Communications, Inc.
8.50%, 07/31/2031(b)		922,000	936,355
9.38%, 08/01/2032(b)		162,000	168,091
			4,620,689
Oil & Gas—0.8%
Hilcorp Energy I LP/Hilcorp Finance Co., 6.88%, 05/15/2034(b)		419,000	403,451
Nabors Industries, Inc., 8.88%, 08/15/2031(b)		292,000	234,120
			637,571
Oil, Gas & Consumable Fuels—0.3%
Vital Energy, Inc.
9.75%, 10/15/2030		125,000	117,259
7.88%, 04/15/2032(b)		135,000	118,491
			235,750
Packaging & Containers—1.8%
Ball Corp., 4.25%, 07/01/2032	EUR	328,000	382,292
Crown Americas LLC, 5.88%, 06/01/2033(b)		$390,000	390,725
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)		608,000	615,334
			1,388,351
Paper & Forest Products—1.2%
Magnera Corp., 7.25%, 11/15/2031(b)		1,001,000	942,191
Pharmaceutical—3.8%
1261229 BC Ltd., 10.00%, 04/15/2032(b)		400,000	407,235
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)		406,000	359,310
5.00%, 02/15/2029(b)		208,000	147,680
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(b)		422,000	365,079
6.75%, 05/15/2034(b)		606,000	571,445
7.88%, 05/15/2034(b)		213,000	190,703

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030		$499,000	$ 486,572
Upjohn Finance BV, 1.91%, 06/23/2032(b)	EUR	463,000	454,822
			2,982,846
Pipelines—3.6%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(b)		$953,000	991,796
Hess Midstream Operations LP, 6.50%, 06/01/2029(b)		442,000	455,304
Venture Global LNG, Inc.
(fixed rate to 09/30/2029, variable rate thereafter), VRN, 9.00%, 09/30/2029(b)(c)		772,000	772,197
8.38%, 06/01/2031(b)		382,000	395,125
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034(b)		119,000	122,421
6.75%, 01/15/2036(b)		119,000	122,416
			2,859,259
Real Estate Investment Trust (REIT) Funds—0.3%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/2028(b)		203,000	214,546
Retail—2.6%
Academy Ltd., 6.00%, 11/15/2027(b)		477,000	475,991
Macy's Retail Holdings LLC
5.88%, 03/15/2030(b)		107,000	105,643
7.38%, 08/01/2033(b)		207,000	207,789
Staples, Inc., 10.75%, 09/01/2029(b)		480,000	450,077
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026		347,000	341,913
8.13%, 08/15/2029		432,000	463,721
			2,045,134
Software—1.1%
Cloud Software Group, Inc., 9.00%, 09/30/2029(b)		329,000	340,469
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/2029(b)	EUR	407,000	486,870
			827,339
Total United States			42,611,407
ZAMBIA—1.8%
Metals & Mining—1.8%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(b)		$848,000	849,425
8.63%, 06/01/2031(b)		381,000	396,718
8.00%, 03/01/2033(b)		200,000	206,084
			1,452,227
Total Corporate Bonds			70,096,129
Shares or Principal Amount		Value
EXCHANGE-TRADED FUNDS—3.0%
iShares Broad USD High Yield Corporate Bond ETF	63,013	$ 2,356,056
Total Exchange-Traded Funds		2,356,056
GOVERNMENT BONDS—1.0%
COLOMBIA—1.0%
Colombia Government International Bonds, 8.38%, 11/07/2054	$773,000	752,446
Total Government Bonds		752,446
U.S. TREASURIES—0.5%
U.S. Treasury Notes, 4.25%, 12/31/2025	376,700	376,551
Total U.S. Treasuries		376,551
SHORT-TERM INVESTMENT—4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(i)	3,640,854	3,640,854
Total Short-Term Investment		3,640,854
Total Investments (Cost $79,291,009)—99.5%		78,074,020
Other Assets in Excess of Liabilities—0.5%		406,340
Net Assets—100.0%		$78,480,360

(a)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2025.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Perpetual maturity. Maturity date presented represents the next call date.
(d)	Sinkable security.
(e)	Security is in default.
(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.0% of net assets as of July 31, 2025.
(g)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(h)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

AG	Assured Guaranty Inc.
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
VRN	Variable Rate Note

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn High Income Opportunities Fund

As of July 31, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
10/09/2025	Royal Bank of Canada	EUR	106,697	USD	123,980	$122,295	$(1,685)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
10/09/2025	Royal Bank of Canada	USD	5,059,172	GBP	3,707,570	$4,899,534	$159,638
10/09/2025	UBS AG	USD	405,971	GBP	301,000	397,770	8,201
United States Dollar/Euro
10/09/2025	Deutsche Bank AG	USD	590,409	EUR	501,771	575,124	15,285
10/09/2025	HSBC Bank PLC	USD	5,609,015	EUR	4,736,435	5,428,842	180,173
10/09/2025	Morgan Stanley & Co.	USD	300,764	EUR	256,000	293,424	7,340
10/09/2025	Royal Bank of Canada	USD	886,432	EUR	754,015	864,242	22,190
10/09/2025	UBS AG	USD	537,278	EUR	467,711	536,084	1,194
Total						$12,995,020	$394,021
Unrealized appreciation on forward foreign currency exchange contracts							$394,021
Unrealized depreciation on forward foreign currency exchange contracts							$(1,685)

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Infrastructure Debt Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—58.3%
CANADA—1.7%
Electric Utilities—1.0%
TransAlta Corp., 7.75%, 11/15/2029		$224,000	$ 233,396
Oil & Gas Services—0.7%
Enerflex Ltd., 9.00%, 10/15/2027(a)		157,000	161,674
Total Canada			395,070
GABON—4.5%
Diversified Financial Services—4.5%
Gabon Blue Bond Master Trust, Series 2, 6.10%, 08/01/2038(a)(b)		1,000,000	1,001,103
GEORGIA—1.4%
Transportation—1.4%
Georgian Railway JSC, 4.00%, 06/17/2028(a)		336,000	308,720
GUATEMALA—2.0%
Electric Utilities—2.0%
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)		451,000	442,798
IRELAND—0.3%
Diversified Financial Services—0.3%
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)		60,000	62,228
NETHERLANDS—2.4%
Media—2.4%
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)	EUR	515,000	536,322
PERU—1.4%
Electric Utilities—1.4%
Consorcio Transmantaro SA, 4.70%, 04/16/2034(a)(b)		$316,000	307,735
UNITED KINGDOM—3.0%
Diversified Telecommunication Services—3.0%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/2029(a)		200,000	201,962
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/2031(a)	GBP	401,000	480,756
			682,718
UNITED STATES—41.6%
Auto Parts & Equipment—0.5%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)		$118,000	120,332
Building Materials—1.2%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(a)(c)		47,000	47,798
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029(a)		235,000	215,410
			263,208
Chemicals—0.6%
Olin Corp., 6.63%, 04/01/2033(a)		137,000	133,315
	Shares or Principal Amount		Value

Diversified Financial Services—4.6%
Azorra Finance Ltd., 7.75%, 04/15/2030(a)		$227,000	$ 236,425
Low Income Investment Fund, Series 2019, 3.39%, 07/01/2026		800,000	784,160
			1,020,585
Diversified Telecommunication Services—2.3%
Frontier Communications Holdings LLC, 8.63%, 03/15/2031(a)		276,000	292,394
U.S. Cellular Corp., 6.70%, 12/15/2033		220,000	230,974
			523,368
Electric Utilities—6.0%
Clearway Energy Operating LLC, 3.75%, 01/15/2032(a)		272,000	241,620
NRG Energy, Inc., 7.00%, 03/15/2033(a)		123,000	134,929
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)		309,000	328,365
Vistra Corp., (fixed rate to 12/15/2026, variable rate thereafter), VRN, 7.00%, 12/15/2026(a)(d)		635,000	641,200
			1,346,114
Electrical Components & Equipment—2.0%
EnerSys, 6.63%, 01/15/2032(a)		439,000	451,140
Energy Equipment & Services—2.4%
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)		487,000	525,446
Engineering & Construction—3.0%
LBJ Infrastructure Group LLC, 3.80%, 12/31/2057(a)(b)		1,000,000	678,320
Healthcare Providers & Services—6.7%
CommonSpirit Health, 3.91%, 10/01/2050		800,000	584,664
Toledo Hospital, 6.02%, 11/15/2048		1,000,000	917,500
			1,502,164
Internet—0.8%
Cogent Communications Group LLC/Cogent Finance, Inc., 7.00%, 06/15/2027(a)		180,000	180,405
Machinery-Diversified—1.9%
Chart Industries, Inc., 9.50%, 01/01/2031(a)		407,000	435,255
Media—4.6%
Cable One, Inc., 4.00%, 11/15/2030(a)		211,000	162,478
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(a)		573,000	493,727
Univision Communications, Inc., 7.38%, 06/30/2030(a)		377,000	374,930
			1,031,135
Packaging & Containers—1.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)	EUR	358,000	369,626
Pipelines—1.6%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/2029(a)		$343,000	356,963

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2025 (Unaudited)
abrdn Infrastructure Debt Fund

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Retail—1.7%
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029	$347,000	$ 372,479
Total United States		9,309,855
Total Corporate Bonds		13,046,549
MUNICIPAL BONDS —40.1%
CALIFORNIA—8.8%
California Infrastructure & Economic Development Bank
4.41%, 10/01/2049	900,000	660,190
VRDN, Series A, 9.50%, 01/01/2065(a)(e)	160,000	142,663
California Statewide Communities Development Authority, (AG), Series B, 7.14%, 08/15/2047	740,000	772,297
City & County of San Francisco Community Facilities District No., Series B, 6.33%, 09/01/2051	390,000	400,257
Total California		1,975,407
FLORIDA—0.9%
County of Miami-Dade Seaport Department, 6.22%, 11/01/2055	200,000	204,579
ILLINOIS—3.9%
Illinois Municipal Electric Agency, 7.29%, 02/01/2035	800,000	864,180
MARYLAND—2.1%
Maryland Economic Development Corp., 5.94%, 05/31/2057	470,000	467,145
MASSACHUSETTS—4.5%
Massachusetts Development Finance Agency, Series E, 8.50%, 10/01/2026	1,000,000	1,003,300
NEVADA—1.6%
State of Nevada Department of Business & Industry, VRDN, Series 2025A, 9.50%, 01/01/2065(a)(e)	400,000	347,071
NEW HAMPSHIRE—1.7%
New Hampshire Business Finance Authority, 3.25%, 04/01/2028	750,000	386,444
NEW YORK—7.4%
Dutchess County Local Development Corp., Series B, 5.92%, 07/01/2039	915,000	890,364
New York Transportation Development Corp., Series B, 6.97%, 06/30/2051	800,000	775,655
Total New York		1,666,019
Shares or Principal Amount		Value

TEXAS—4.5%
Port of Beaumont Navigation District, Series B, 10.00%, 07/01/2026(a)	$1,000,000	$ 1,004,375
WISCONSIN—4.7%
County of Fond Du Lac
(BAM), 6.18%, 11/01/2042(a)	650,000	656,334
(BAM), 6.20%, 05/01/2054(a)	400,000	394,231
Total Wisconsin		1,050,565
Total Municipal Bonds		8,969,085
SHORT-TERM INVESTMENT—0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.25%(f)	6,982	6,982
Total Short-Term Investment		6,982
Total Investments (Cost $21,915,388)—98.4%		22,022,616
Other Assets in Excess of Liabilities—1.6%		348,067
Net Assets—100.0%		$22,370,683

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Sinkable security.
(c)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2025.

BAM	Build America Mutual Assurance Company
EUR	Euro Currency
GBP	British Pound Sterling
PLC	Public Limited Company
USD	U.S. Dollar
VRDN	Variable Rate Demand Note
VRN	Variable Rate Note

As of July 31, 2025, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
10/09/2025	Barclays Bank PLC	GBP	8,651	USD	11,638	$11,432	$(206)

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn Infrastructure Debt Fund

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
10/09/2025	Barclays Bank PLC	USD	7,321	GBP	5,419	$7,161	$160
10/09/2025	JPMorgan Chase Bank N.A.	USD	499,277	GBP	365,946	483,589	15,688
United States Dollar/Euro
10/09/2025	HSBC Bank PLC	USD	948,887	EUR	801,270	918,399	30,488
Total						$1,409,149	$46,336
Unrealized appreciation on forward foreign currency exchange contracts							$46,336
Unrealized depreciation on forward foreign currency exchange contracts							$(206)

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Intermediate Municipal Income Fund

Principal Amount		Value
MUNICIPAL BONDS —98.9%
ALABAMA—5.0%
Black Belt Energy Gas District, VRDN, Series D-1, 5.50%, 06/01/2049(a)	$145,000	$ 152,731
Mobile County Industrial Development Authority, Series A, 5.00%, 06/01/2054	600,000	545,536
Southeast Energy Authority A Cooperative District
Series A, 5.00%, 11/01/2032	395,000	410,357
Series A, 5.00%, 11/01/2035	750,000	773,074
Total Alabama		1,881,698
ARIZONA—0.2%
Maricopa County Industrial Development Authority, Series B, 5.00%, 07/01/2049(b)	100,000	91,742
CALIFORNIA—6.3%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, (AG), Series B, 4.38%, 07/01/2049	100,000	88,887
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(a)	1,000,000	1,043,430
California Infrastructure & Economic Development Bank, VRDN, Series A, 9.50%, 01/01/2065(a)(b)	200,000	178,329
California School Finance Authority, 5.50%, 08/01/2047(b)	100,000	96,684
M-S-R Energy Authority
Series A, 6.50%, 11/01/2039	500,000	591,304
Series B, 6.13%, 11/01/2029	370,000	391,193
Total California		2,389,827
CONNECTICUT—4.1%
Connecticut State Health & Educational Facilities Authority, Series F, 5.00%, 07/01/2027	1,135,000	1,142,449
State of Connecticut, Series B, 3.00%, 06/01/2040	500,000	403,178
Total Connecticut		1,545,627
FLORIDA—7.3%
Alachua County Health Facilities Authority, Series B-1, 4.00%, 10/01/2030	80,000	80,043
Capital Projects Finance Authority
Series 2024A-1, 5.25%, 06/01/2044(b)	125,000	121,440
Series A-1, 5.00%, 11/01/2048	315,000	284,606
Capital Trust Authority
Series 2025A, 4.75%, 06/15/2040(b)	125,000	114,995
Series A, 6.00%, 06/15/2054(b)	120,000	119,003
Series A, 6.13%, 06/15/2060(b)	195,000	193,637
City of Venice, Series B-3, 4.25%, 01/01/2030(b)	225,000	225,572
Florida Development Finance Corp.
(AG), 5.00%, 07/01/2044	400,000	382,181
(AG), 5.25%, 07/01/2053	200,000	191,240
Series A, 5.00%, 12/15/2039(b)	500,000	496,933
Series A, 4.00%, 12/15/2056(b)	700,000	530,813
Total Florida		2,740,463
Principal Amount		Value

GEORGIA—1.4%
Main Street Natural Gas, Inc.
Series A, 5.00%, 05/15/2035	$250,000	$ 262,220
Series B, 5.00%, 06/01/2026	250,000	253,572
Total Georgia		515,792
ILLINOIS—0.5%
St. Clair County Community Unit School District No. 187 Cahokia
(AG), Series A, 5.00%, 01/01/2049	105,000	104,976
(AG), Series A, 5.00%, 01/01/2054	100,000	98,917
Total Illinois		203,893
INDIANA—4.7%
Indiana Finance Authority
Series A, 5.00%, 07/01/2049	215,000	204,311
Series A, 5.00%, 06/01/2053	450,000	421,103
Series A, 5.00%, 07/01/2054	165,000	154,426
Series A, 5.13%, 06/01/2058	1,050,000	992,907
Total Indiana		1,772,747
IOWA—1.4%
Iowa Finance Authority, Series A, 5.13%, 05/15/2059	600,000	545,639
LOUISIANA—0.0%
Louisiana Public Facilities Authority, (Pre-refunded @ $100.000000, 05/15/2026), 3.00%, 05/15/2031	10,000	10,022
MARYLAND—0.9%
Maryland Economic Development Corp., Series A-1, 5.00%, 06/01/2026	345,000	349,812
MISSISSIPPI—4.6%
Mississippi Business Finance Corp., VRDN, Series A, 3.42%, 11/01/2032(a)	1,740,000	1,740,000
NEVADA—1.2%
State of Nevada Department of Business & Industry, VRDN, Series 2025A, 9.50%, 01/01/2065(a)(b)	500,000	433,839
NEW HAMPSHIRE—3.7%
New Hampshire Business Finance Authority
Series 2, 4.25%, 07/20/2041	703,469	667,517
Series A, 5.25%, 07/01/2048	250,000	238,899
New Hampshire Health & Education Facilities Authority Act
Series A, 5.00%, 08/01/2035	250,000	255,179
Series A, 5.00%, 08/01/2036	245,000	249,144
Total New Hampshire		1,410,739
NEW JERSEY—6.7%
New Jersey Transportation Trust Fund Authority, Series A, 5.00%, 12/15/2034	1,150,000	1,191,641
New Jersey Turnpike Authority, Series B, 4.13%, 01/01/2054	1,000,000	857,523
Newark Housing Authority, 4.00%, 01/01/2037	500,000	487,629
Total New Jersey		2,536,793
NEW YORK—11.0%
Build NYC Resource Corp.
5.25%, 07/01/2052	100,000	95,573
Series A, 4.75%, 06/15/2053	850,000	749,597

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2025 (Unaudited)
abrdn Intermediate Municipal Income Fund

Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
Metropolitan Transportation Authority
(BAM), Series A, 4.00%, 11/15/2048	$220,000	$ 184,126
Series A1, 5.00%, 11/15/2027	695,000	707,743
Nassau County Local Economic Assistance Corp., 5.00%, 07/01/2030	1,000,000	1,000,770
New York State Dormitory Authority, (AG), 5.50%, 10/01/2054	85,000	87,050
New York Transportation Development Corp.
AMT, 4.00%, 10/31/2034	250,000	242,924
Series A-P3, 5.25%, 01/01/2050	1,000,000	964,861
Suffolk Regional Off-Track Betting Corp., 5.00%, 12/01/2034	100,000	103,505
Total New York		4,136,149
NORTH CAROLINA—0.5%
North Carolina Medical Care Commission, Series A, 5.13%, 10/01/2054	210,000	199,051
OHIO—4.8%
Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 06/01/2055	1,105,000	897,596
Ohio Higher Educational Facility Commission, Series B, 4.00%, 07/01/2046	1,085,000	902,520
Total Ohio		1,800,116
PENNSYLVANIA—2.5%
Pennsylvania Turnpike Commission Registration Fee Revenue, (AG), Series A, 5.25%, 07/15/2029	850,000	931,132
PUERTO RICO—0.3%
Puerto Rico Electric Power Authority, (NPFG), Series V, 5.25%, 07/01/2026	100,000	100,247
SOUTH CAROLINA—2.9%
South Carolina Jobs-Economic Development Authority
5.50%, 11/15/2044	165,000	160,793
Series A, 5.00%, 12/01/2039(b)	1,000,000	925,963
Total South Carolina		1,086,756
TENNESSEE—3.2%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	105,000	100,436
Metropolitan Nashville Airport Authority, Series B, 5.00%, 07/01/2040	1,000,000	996,577
Shelby County Health & Educational Facilities Board, Series A1, 5.25%, 06/01/2056(b)	125,000	112,640
Total Tennessee		1,209,653
TEXAS—12.2%
Arlington Higher Education Finance Corp.
(PSF-GTD), 4.00%, 08/15/2050	1,000,000	846,250
Series A, 5.00%, 08/15/2049	135,000	122,509
VRDN, Series A, 4.88%, 06/15/2056(a)(b)	190,000	189,591
City of Houston Airport System Revenue, Series B, 5.25%, 07/15/2033	500,000	520,383
Harris County Cultural Education Facilities Finance Corp., 4.00%, 12/01/2045	1,250,000	1,072,488
Principal Amount		Value

Harris County Health Facilities Development Corp., Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	$630,000	$ 652,669
Matagorda County Navigation District No. 1, Series B-1, 4.00%, 06/01/2030	1,000,000	1,000,310
Port of Beaumont Navigation District, Series A, 5.00%, 01/01/2039(b)	200,000	186,784
Total Texas		4,590,984
UTAH—1.6%
City of Salt Lake City Airport Revenue, Series B, 5.00%, 07/01/2042	100,000	100,225
Utah Charter School Finance Authority, VRDN, Series A, 5.88%, 04/15/2048(a)(b)	570,000	521,100
Total Utah		621,325
WASHINGTON—0.6%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	225,000	226,546
WEST VIRGINIA—1.0%
West Virginia Economic Development Authority
VRDN, 5.45%, 01/01/2055(a)(b)	155,000	157,432
VRDN, 4.63%, 04/15/2055(a)	225,000	219,238
Total West Virginia		376,670
WISCONSIN—10.3%
Public Finance Authority
5.00%, 12/15/2036(b)	549,753	540,415
6.25%, 02/01/2039(b)	655,000	653,334
5.00%, 11/15/2044	310,000	304,110
5.00%, 02/01/2054	120,000	109,291
5.50%, 06/15/2055	100,000	96,945
5.25%, 06/15/2065	100,000	91,281
5.40%, 06/15/2065	335,000	313,555
Series 2025A, 5.25%, 06/15/2045	60,000	60,147
Series A, 5.00%, 07/01/2038	1,000,000	1,004,216
Series A, 5.00%, 06/01/2044	130,000	125,714
Series A, 5.00%, 06/15/2044	190,000	178,309
Series A, 5.00%, 12/15/2044(b)	55,000	49,035
Series A, 5.25%, 06/01/2054	85,000	81,205
Series A, 5.00%, 12/15/2054(b)	50,000	41,892
Wisconsin Health & Educational Facilities Authority, Series A, 5.00%, 04/01/2035	250,000	254,937
Total Wisconsin		3,904,386
Total Municipal Bonds		37,351,648
Total Investments (Cost $38,715,418)—98.9%		37,351,648
Other Assets in Excess of Liabilities—1.1%		420,860
Net Assets—100.0%		$37,772,508

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn Intermediate Municipal Income Fund

AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Company
PSF-GTD	Permanent School Fund Guarantee Program
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
CORPORATE BONDS—0.4%
UNITED STATES—0.4%
Healthcare Providers & Services—0.4%
Sunland Medical Foundation, 12.00%, 01/01/2050(a)(b)(c)	$4,100,000	$ 280,030
Total Corporate Bonds		280,030
MUNICIPAL BONDS —101.4%
ALABAMA—2.6%
Baldwin County Industrial Development Authority, VRDN, Series A, 5.00%, 06/01/2055(d)(e)	1,000,000	997,991
Black Belt Energy Gas District
VRDN, Series A, 5.25%, 05/01/2055(e)	400,000	422,102
VRDN, Series D-1, 5.50%, 06/01/2049(e)	285,000	300,196
Total Alabama		1,720,289
ARIZONA—6.8%
Arizona Industrial Development Authority
Series A, 4.00%, 07/15/2032(d)	450,000	427,005
Series A, 4.00%, 07/15/2035(d)	255,000	228,650
Series A, 4.00%, 07/15/2036(d)	495,000	434,404
Series A, 4.00%, 07/15/2037(d)	270,000	231,659
Series A, 5.00%, 07/15/2040(d)	415,000	392,664
Series A, 4.00%, 07/15/2041(d)	135,000	106,877
Series C, 0.00%01/01/2059(f)	1,647,156	880,614
Maricopa County Industrial Development Authority
5.00%, 10/01/2026(d)	135,000	133,694
5.13%, 10/01/2030(d)	425,000	411,105
Series A, 5.25%, 07/01/2045	750,000	730,272
Series B, 5.00%, 07/01/2049(d)	635,000	582,565
Total Arizona		4,559,509
ARKANSAS—1.3%
City of Osceola, VRDN, 5.50%, 04/01/2036(e)	835,000	834,665
CALIFORNIA—8.6%
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054(e)	1,000,000	1,043,430
California Infrastructure & Economic Development Bank, VRDN, Series A, 9.50%, 01/01/2065(d)(e)	595,000	530,529
California Municipal Finance Authority, Series A, 5.00%, 10/01/2026(d)	20,000	20,040
California Public Finance Authority, Series B-1, 3.13%, 05/15/2029(d)	1,185,000	1,158,994
California School Finance Authority, 5.50%, 08/01/2043(d)	100,000	98,722
Palomar Health, 5.00%, 11/01/2030	3,000,000	2,860,470
Total California		5,712,185
COLORADO—6.7%
Colorado Health Facilities Authority
Series B-1, 3.50%, 05/15/2030	2,950,000	2,828,685
Series B-2, 2.63%, 05/15/2029	1,705,000	1,651,221
Total Colorado		4,479,906
Shares or Principal Amount		Value

FLORIDA—15.9%
Alachua County Health Facilities Authority, Series B-1, 4.00%, 10/01/2030	$250,000	$ 250,136
Capital Projects Finance Authority
Series 2024A-1, 5.25%, 06/01/2044(d)	250,000	242,880
Series 2024A-1, 5.00%, 06/01/2049(d)	145,000	134,024
Series A-1, 5.00%, 11/01/2048	685,000	618,906
Capital Trust Agency, Inc.
Series A, 3.00%, 12/15/2029(d)	290,000	272,239
Series A, 6.00%, 05/01/2043(d)	2,000,000	1,978,440
Series A-1, 4.50%, 01/01/2035(d)	295,000	281,749
Capital Trust Authority
Series 2025A, 4.75%, 06/15/2040(d)	375,000	344,985
Series A, 5.63%, 06/15/2044(d)	250,000	245,636
Series A, 6.00%, 06/15/2054(d)	210,000	208,255
City of Venice
Series B-2, 4.50%, 01/01/2030(d)	245,000	245,621
Series B-3, 4.25%, 01/01/2030(d)	675,000	676,717
County of Palm Beach, Series A, 5.50%, 10/01/2035(d)	500,000	542,246
Florida Development Finance Corp.
VRDN, 6.13%, 07/01/2032(d)(e)	500,000	505,573
(AG), 5.00%, 07/01/2044	600,000	573,272
Series A, 5.00%, 12/15/2039(d)	305,000	303,129
Series A1, 5.00%, 06/01/2044(d)	250,000	232,828
Florida Higher Educational Facilities Financing Authority, 5.00%, 07/01/2035(d)	2,000,000	1,984,831
Miami-Dade County Industrial Development Authority, 5.25%, 09/15/2044	1,000,000	916,485
Total Florida		10,557,952
ILLINOIS—0.9%
Cook County School District No. 144 Prairie Hills, (BAM), Series A, 4.00%, 12/01/2033	600,000	599,987
INDIANA—1.9%
Indiana Finance Authority
Series A, 5.00%, 07/01/2049	435,000	413,373
Series A, 5.00%, 06/01/2053	550,000	514,682
Series A, 5.00%, 07/01/2054	335,000	313,532
Total Indiana		1,241,587
IOWA—1.3%
Iowa Finance Authority
Series A, 4.00%, 05/15/2053	1,000,000	754,204
Series A, 5.13%, 05/15/2059	100,000	90,940
Total Iowa		845,144
KANSAS—3.1%
Kansas Independent College Finance Authority, 8.50%, 05/01/2026	2,000,000	2,033,354
MINNESOTA—0.6%
JPMorgan Chase Putters/Drivers Trust, VRDN, 3.25%, 03/20/2027(d)(e)	400,000	400,000
NEVADA—2.1%
State of Nevada Department of Business & Industry, VRDN, Series 2025A, 9.50%, 01/01/2065(d)(e)	1,645,000	1,427,329

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2025 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK—9.7%
Build NYC Resource Corp.
Series A, 5.00%, 06/01/2026(d)	$430,000	$ 431,733
Series A, 4.50%, 06/15/2043	690,000	623,413
Madison County Capital Resource Corp., Series A, 5.50%, 09/01/2022(b)(g)	6,500,000	3,069,300
New York Transportation Development Corp., 5.50%, 06/30/2054	1,500,000	1,446,936
Suffolk Regional Off-Track Betting Corp.
5.00%, 12/01/2034	150,000	155,258
6.00%, 12/01/2053	300,000	305,153
Western Regional Off-Track Betting Corp., 3.00%, 12/01/2026(d)	410,000	403,686
Total New York		6,435,479
OHIO—0.6%
Cleveland-Cuyahoga County Port Authority, 5.00%, 12/01/2028	125,000	127,450
State of Ohio, VRDN, Series C, 2.55%, 01/15/2051(e)	300,000	300,000
Total Ohio		427,450
OKLAHOMA—2.5%
Tulsa Municipal Airport Trust Trustees, 6.25%, 12/01/2035	1,500,000	1,656,133
PENNSYLVANIA—1.5%
Pennsylvania Economic Development Financing Authority, VRDN, Series B, 5.25%, 12/01/2038(e)	1,000,000	1,005,626
SOUTH CAROLINA—3.7%
South Carolina Jobs-Economic Development Authority
5.25%, 02/01/2027(b)(d)(g)(h)	1,060,000	53,000
5.25%, 11/15/2039	300,000	307,244
5.50%, 11/15/2044	335,000	326,457
Series A, 4.00%, 12/01/2029(d)	1,030,000	1,010,562
Series A, 5.00%, 12/01/2039(d)	795,000	736,141
Total South Carolina		2,433,404
TENNESSEE—1.0%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	195,000	186,524
Shelby County Health & Educational Facilities Board, Series A1, 5.00%, 06/01/2044(d)	500,000	464,008
Total Tennessee		650,532
TEXAS—9.1%
Arlington Higher Education Finance Corp.
Series A, 5.00%, 08/15/2049	665,000	603,472
VRDN, Series A, 4.88%, 06/15/2056(d)(e)	560,000	558,795
City of Houston Airport System Revenue, Series B, 5.25%, 07/15/2033	1,500,000	1,561,149
Clifton Higher Education Finance Corp., Series A, 6.00%, 06/15/2048(d)	1,000,000	919,249
New Hope Cultural Education Facilities Finance Corp.
Series B, 4.75%, 07/01/2051	1,000,000	780,000
Series B, 2.00%, 11/15/2061(e)	744,520	188,296
Shares or Principal Amount		Value

Port of Beaumont Navigation District, Series A, 5.00%, 01/01/2039(d)	$800,000	$ 747,137
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 06/30/2058	800,000	730,014
Total Texas		6,088,112
UTAH—3.6%
Utah Charter School Finance Authority
Series A, 4.50%, 10/15/2028(d)	500,000	495,815
VRDN, Series A, 5.63%, 10/15/2048(d)(e)	1,950,000	1,872,410
Total Utah		2,368,225
WASHINGTON—4.5%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	375,000	377,578
Washington State Housing Finance Commission, Series B1, 2.50%, 07/01/2028(d)	2,775,000	2,637,296
Total Washington		3,014,874
WEST VIRGINIA—1.3%
West Virginia Economic Development Authority
VRDN, 5.45%, 01/01/2055(d)(e)	615,000	624,650
VRDN, 4.63%, 04/15/2055(e)	280,000	272,829
Total West Virginia		897,479
WISCONSIN—12.1%
Public Finance Authority
5.38%, 12/15/2032(d)	1,922,000	1,921,955
6.25%, 02/01/2039(d)	1,305,000	1,301,680
5.00%, 02/01/2054	305,000	277,782
5.00%, 02/01/2064	265,000	234,931
Series 2025, 5.75%, 06/30/2060	2,000,000	1,926,155
Series A, 5.50%, 09/01/2030(d)	225,000	234,436
Series A, 5.13%, 07/15/2037(d)	600,000	596,040
Series A, 5.00%, 06/01/2044	520,000	502,856
Series A, 5.00%, 12/15/2044(d)	220,000	196,138
Series A, 5.38%, 07/15/2047(d)	500,000	464,648
Series A, 5.25%, 06/01/2054	80,000	76,428
Series A, 5.00%, 12/15/2054(d)	390,000	326,757
Total Wisconsin		8,059,806
Total Municipal Bonds		67,449,027
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares	1	1
Total Short-Term Investment		1
Total Investments (Cost $74,818,215)—101.8%		67,729,058
Liabilities in Excess of Other Assets—(1.8%)		(1,184,747)
Net Assets—100.0%		$66,544,311

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

(a)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments for inputs used.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 5.1% of net assets as of July 31, 2025.
(c)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Step bond. Rate disclosed is as of July 31, 2025.
(g)	Security is in default.
(h)	Security is in forbearance as of July 31, 2025.

AG	Assured Guaranty Inc.
BAM	Build America Mutual Assurance Company
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Statement of Investments
July 31, 2025 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —97.3%
ALABAMA—7.2%
Black Belt Energy Gas District
VRDN, Series B, 4.00%, 10/01/2052(a)	$10,000,000	$ 10,072,186
VRDN, Series C-1, 4.00%, 10/01/2052(a)	10,000,000	10,074,786
Health Care Authority for Baptist Health, VRDN, Series B, 3.71%, 11/01/2042(a)	25,657,000	25,657,000
Lower Alabama Gas District, VRDN, 4.00%, 12/01/2050(a)	10,000,000	10,018,922
West Jefferson Industrial Development Board, VRDN, 2.85%, 12/01/2038(a)	24,800,000	24,800,000
Total Alabama		80,622,894
ARIZONA—1.9%
Arizona Board of Regents, VRDN, Series C, 2.20%, 07/01/2055(a)	4,000,000	4,000,000
Industrial Development Authority of the City of Phoenix Arizona, AMT, VRDN, Series D, 4.10%, 12/01/2035(a)	12,100,000	12,100,000
Mizuho Floater/Residual Trust
VRDN, Series 2025-MIZ9211, 2.54%, 06/01/2054(a)(b)	2,530,000	2,530,000
VRDN, Series 2025-MIZ9213, 2.54%, 06/26/2027(a)(b)	2,840,000	2,840,000
Total Arizona		21,470,000
ARKANSAS—2.4%
Arkansas Development Finance Authority, VRDN, Series B-4, 3.73%, 09/01/2044(a)	25,462,000	25,462,000
City of Lowell, VRDN, 2.32%, 10/01/2036(a)	1,200,000	1,200,000
Total Arkansas		26,662,000
CALIFORNIA—3.9%
California Municipal Finance Authority
VRDN, Series A, 3.75%, 07/01/2041(a)	6,250,000	6,247,038
VRDN, Series A, 4.25%, 12/01/2044(a)	500,000	500,100
VRDN, Series B, 3.85%, 07/01/2051(a)	1,500,000	1,498,959
California Pollution Control Financing Authority
VRDN, 3.70%, 07/01/2043(a)(b)	3,750,000	3,749,941
VRDN, Series A-1, 3.85%, 11/01/2042(a)(b)	3,250,000	3,249,026
California Statewide Communities Development Authority
(AG), Series D, 4.50%, 07/01/2041(a)	475,000	475,000
(AG), Series E, 6.00%, 07/01/2040(a)	26,025,000	26,025,000
Southern California Public Power Authority, Series A, 5.25%, 11/01/2025	1,490,000	1,496,535
Total California		43,241,599
DISTRICT OF COLUMBIA—1.2%
District of Columbia, VRDN, Series A, 2.25%, 04/01/2038(a)	13,000,000	13,000,000
FLORIDA—4.6%
County of Lee Solid Waste System Revenue, 5.00%, 10/01/2025	4,400,000	4,411,275
Shares or Principal Amount		Value

Florida Insurance Assistance Interlocal Agency, Inc., VRDN, Series A-2, 3.01%, 09/01/2032(a)	$25,250,000	$ 25,250,000
Miami-Dade County Industrial Development Authority
VRDN, 4.25%, 11/01/2041(a)	1,000,000	1,000,874
AMT, VRDN, Series B, 4.00%, 11/01/2048(a)	15,000,000	14,969,170
Tender Option Bond Trust Receipts/Certificates, (AG), VRDN, Series 2024-XF3234, 2.22%, 07/01/2053(a)(b)	6,005,000	6,005,000
Total Florida		51,636,319
GEORGIA—3.4%
Bartow County Development Authority
VRDN, 2.80%, 11/01/2062(a)	4,700,000	4,700,000
VRDN, 2.85%, 11/01/2062(a)	1,600,000	1,600,000
Bartow-Cartersville Joint Development Authority, VRDN, Series A, 2.48%, 08/01/2033(a)(b)	12,000,000	12,000,000
Development Authority of Appling County, VRDN, 2.85%, 09/01/2041(a)	400,000	400,000
Development Authority of Burke County
VRDN, 2.80%, 11/01/2052(a)	11,200,000	11,200,000
VRDN, Series 1ST, 2.85%, 07/01/2049(a)	300,000	300,000
Main Street Natural Gas, Inc., Series A, 5.50%, 09/15/2025	2,200,000	2,205,702
Roswell Development Authority, VRDN, Series A, 2.80%, 04/01/2047(a)	5,300,000	5,300,000
Total Georgia		37,705,702
IDAHO—0.1%
Idaho Health Facilities Authority, VRDN, Series 2025D, 2.75%, 03/01/2060(a)	1,000,000	1,000,000
ILLINOIS—0.2%
Illinois Development Finance Authority, VRDN, Series A, 4.25%, 11/01/2044(a)	2,000,000	2,001,748
INDIANA—1.8%
Indiana Finance Authority, VRDN, 2.60%, 08/01/2030(a)	19,900,000	19,900,000
IOWA—3.7%
Crawford County Memorial Hospital, Inc., 5.00%, 06/15/2027	2,515,000	2,549,171
Iowa Finance Authority
VRDN, 2.55%, 12/01/2047(a)	6,550,000	6,550,000
VRDN, Series A, 2.58%, 07/01/2038(a)	6,630,000	6,630,000
VRDN, Series B, 2.58%, 12/01/2046(a)	25,400,000	25,400,000
Total Iowa		41,129,171
KANSAS—0.6%
City of Dodge City, VRDN, 2.69%, 03/01/2027(a)	1,000,000	1,000,000
City of Liberal, VRDN, 2.69%, 02/01/2029(a)	1,000,000	1,000,000
City of Seneca, 5.00%, 09/01/2025	4,330,000	4,332,763
Total Kansas		6,332,763

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2025 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
KENTUCKY—2.5%
County of Meade
AMT, VRDN, Series A-1, 3.30%, 08/01/2061(a)	$24,800,000	$ 24,800,000
AMT, VRDN, Series B-1, 3.25%, 08/01/2061(a)	100,000	100,000
Kentucky Economic Development Finance Authority, VRDN, Series A, 3.95%, 04/01/2031(a)	2,000,000	2,000,000
Louisville Regional Airport Authority
VRDN, 2.80%, 01/01/2029(a)	300,000	300,000
VRDN, Series B, 2.80%, 01/01/2029(a)	400,000	400,000
Total Kentucky		27,600,000
MARYLAND—4.7%
Maryland Health & Higher Educational Facilities Authority, VRDN, Series 2025C-1, 2.25%, 07/01/2055(a)	2,000,000	2,000,000
Maryland Industrial Development Financing Authority, VRDN, 4.25%, 03/01/2030(a)	49,905,000	49,905,000
Total Maryland		51,905,000
MICHIGAN—0.7%
Michigan State Building Authority, VRDN, Series I, 2.39%, 04/15/2058(a)	8,000,000	8,000,000
MINNESOTA—3.7%
JPMorgan Chase Putters/Drivers Trust, VRDN, 3.25%, 03/20/2027(a)(b)	41,250,000	41,250,000
MISSISSIPPI—5.6%
Mississippi Business Finance Corp.
VRDN, 2.85%, 12/01/2027(a)	900,000	900,000
VRDN, Series 1, 2.75%, 11/01/2052(a)	200,000	200,000
VRDN, Series A, 3.42%, 11/01/2032(a)	55,590,000	55,590,000
VRDN, Series C, 3.75%, 05/01/2037(a)	2,358,000	2,361,509
VRDN, Series G, 2.70%, 11/01/2035(a)	3,360,000	3,360,000
Total Mississippi		62,411,509
MISSOURI—0.8%
Citizens Memorial Hospital District, Series A, 5.00%, 12/01/2026	9,000,000	9,056,874
NEBRASKA—0.7%
Central Plains Energy Project, 4.00%, 12/01/2049(a)	8,295,000	8,295,000
NEVADA—0.2%
State of Nevada Department of Business & Industry, VRDN, Series 2001-REMK, 3.95%, 12/01/2026(a)(b)	2,000,000	1,999,531
NEW JERSEY—1.0%
City of Newark, Series B, 4.50%, 05/07/2026	3,000,000	3,029,986
New Jersey Economic Development Authority, Series GGG, 5.25%, 09/01/2025(b)	8,000,000	8,017,378
Total New Jersey		11,047,364
NEW YORK—9.8%
City of Glen Cove, 4.50%, 06/04/2026	4,272,418	4,306,360
Shares or Principal Amount		Value

City of New York
VRDN, Series 3, 2.80%, 04/01/2042(a)	$11,900,000	$ 11,900,000
VRDN, Series D-3, 2.75%, 05/01/2052(a)	4,300,000	4,300,000
VRDN, Series G-2, 2.75%, 02/01/2055(a)	1,800,000	1,800,000
VRDN, Series G-3, 2.75%, 02/01/2055(a)	2,700,000	2,700,000
City of Poughkeepsie, 4.75%, 04/24/2026	6,051,378	6,086,986
City of Utica, 4.00%, 08/29/2025	10,374,350	10,379,352
Mizuho Floater/Residual Trust, VRDN, Series 2025-MIZ9208, 2.54%, 08/10/2027(a)(b)	8,000,000	8,000,000
New York City Municipal Water Finance Authority, VRDN, Series BB-1, 2.75%, 06/15/2049(a)	20,000,000	20,000,000
New York State Dormitory Authority, VRDN, Series C, 3.07%, 05/01/2044(a)	9,800,000	9,800,000
New York State Housing Finance Agency, VRDN, Series A, 2.53%, 11/01/2039(a)	4,800,000	4,800,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series MS0041, 3.74%, 05/01/2026(a)(b)	20,000,000	20,000,000
Village of Johnson City, Series C, 4.30%, 06/18/2026	4,750,000	4,767,243
Total New York		108,839,941
NORTH CAROLINA—1.5%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, VRDN, 3.75%, 12/01/2027(a)	16,070,000	16,073,084
Fayetteville State University, (AG), 5.00%, 04/01/2026	470,000	476,687
Total North Carolina		16,549,771
OHIO—2.4%
State of Ohio
VRDN, Series A, 2.56%, 01/15/2045(a)	9,000,000	9,000,000
VRDN, Series B, 2.56%, 01/15/2045(a)	9,700,000	9,700,000
VRDN, Series B, 2.60%, 01/15/2049(a)	3,700,000	3,700,000
VRDN, Series C, 2.55%, 01/15/2045(a)	1,000,000	1,000,000
VRDN, Series C, 2.55%, 01/15/2051(a)	3,635,000	3,635,000
Total Ohio		27,035,000
OKLAHOMA—1.2%
Oklahoma Development Finance Authority
VRDN, Series B, 2.93%, 08/15/2031(a)	8,770,000	8,770,000
VRDN, Series C, 2.80%, 08/15/2031(a)	4,900,000	4,900,000
Total Oklahoma		13,670,000
OREGON—0.0%
County of Gilliam, Series A, 4.50%, 08/01/2025	300,000	300,000
PENNSYLVANIA—8.2%
Central Bradford Progress Authority, VRDN, Series D, 2.93%, 12/01/2041(a)	22,225,000	22,225,000
City of Philadelphia, VRDN, Series B, 2.30%, 08/01/2031(a)	5,000,000	5,000,000

See accompanying Notes to Statement of Investments.

Statement of Investments  (continued)
July 31, 2025 (Unaudited)
abrdn Ultra Short Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Montgomery County Higher Education & Health Authority, VRDN, Series D, 3.09%, 09/01/2050(a)	$12,400,000	$ 12,400,000
Pennsylvania Economic Development Financing Authority
VRDN, 4.10%, 08/01/2045(a)	3,000,000	3,000,000
VRDN, Series A, 3.88%, 08/01/2037(a)	10,000,000	9,962,242
VRDN, Series A, 3.95%, 06/01/2049(a)	3,500,000	3,500,175
VRDN, Series B, 3.25%, 12/01/2030(a)	1,000,000	1,000,587
Pennsylvania Higher Educational Facilities Authority, VRDN, Series B, 3.09%, 09/01/2045(a)	26,575,000	26,575,000
Philadelphia Authority for Industrial Development, VRDN, Series B, 3.09%, 09/01/2050(a)	7,200,000	7,200,000
Total Pennsylvania		90,863,004
SOUTH CAROLINA—2.1%
County of Berkeley, VRDN, Series A, 3.00%, 03/01/2029(a)	4,105,000	4,105,000
South Carolina Jobs-Economic Development Authority, VRDN, Series A, 4.00%, 04/01/2033(a)	4,400,000	4,413,862
South Carolina Public Service Authority, VRDN, Series A, 2.45%, 01/01/2036(a)	15,000,000	15,000,000
Total South Carolina		23,518,862
TENNESSEE—5.1%
Metropolitan Knoxville Airport Authority, VRDN, 2.75%, 06/01/2055(a)	6,280,000	6,280,000
Public Building Authority of Blount County Tennessee, VRDN, Series C-1-A, 2.53%, 06/01/2029(a)	17,860,000	17,860,000
Public Building Authority of Sevier County, VRDN, Series 6-A1, 2.53%, 06/01/2029(a)	22,715,000	22,715,000
Tennessee Energy Acquisition Corp., VRDN, 4.00%, 11/01/2049(a)	10,000,000	10,012,494
Total Tennessee		56,867,494
TEXAS—12.5%
City of Houston Hotel Occupancy Tax & Special Revenue, 4.00%, 09/01/2025	425,000	425,455
Harris County Cultural Education Facilities Finance Corp., VRDN, Series B, 2.79%, 11/15/2046(a)	43,600,000	43,600,000
Mission Economic Development Corp.
VRDN, 4.10%, 01/01/2026(a)	4,000,000	4,000,000
VRDN, Series A, 3.95%, 05/01/2046(a)	2,500,000	2,500,125
VRDN, Series A, 3.95%, 06/01/2055(a)	5,000,000	5,000,250
VRDN, Series B, 3.95%, 07/01/2040(a)	2,500,000	2,500,125
Port of Corpus Christi Authority of Nueces County
VRDN, 3.10%, 01/01/2030(a)(b)	1,200,000	1,200,000
VRDN, Series A, 3.10%, 07/01/2029(a)(b)	18,200,000	18,200,000
Shares or Principal Amount		Value

Port of Port Arthur Navigation District
VRDN, 2.85%, 04/01/2040(a)	$10,410,000	$ 10,410,000
VRDN, 2.85%, 04/01/2040(a)	2,900,000	2,900,000
VRDN, Series D, 2.55%, 11/01/2040(a)	11,200,000	11,200,000
VRDN, Series E, 2.75%, 11/01/2040(a)	15,450,000	15,450,000
State of Texas, VRDN, Series B, 2.96%, 04/01/2036(a)	7,700,000	7,700,000
Tender Option Bond Trust Receipts/Certificates, VRDN, Series 2021-MS0002, 2.32%, 06/15/2056(a)(b)	7,000,000	7,000,000
Texas Municipal Gas Acquisition & Supply Corp. I, Series D, 6.25%, 12/15/2026	4,855,000	4,979,185
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/2025	1,500,000	1,508,258
Total Texas		138,573,398
WEST VIRGINIA—2.8%
West Virginia Economic Development Authority, VRDN, Series A, 2.33%, 02/01/2036(a)	7,300,000	7,300,000
West Virginia Hospital Finance Authority, VRDN, Series E, 2.90%, 06/01/2033(a)	24,275,000	24,275,000
Total West Virginia		31,575,000
WISCONSIN—0.8%
Town of Red Cedar, AMT, VRDN, 2.40%, 09/01/2027(a)	8,575,000	8,575,000
Total Municipal Bonds		1,082,634,944
SHORT-TERM INVESTMENTS—2.2%
COMMERCIAL PAPER—1.7%
UNITED STATES—1.7%
County of Mercer, 3.35%, 08/06/2025	10,265,000	10,264,929
Minnesota Agricultural & Economic Development Board
BB, 08/21/2025	4,000,000	4,000,000
BB, 09/03/2025	4,500,000	4,500,000
Total United States		18,764,929
Total Commercial Paper		18,764,929
MONEY MARKET FUNDS—0.5%
BlackRock Liquidity Funds MuniCash, Institutional shares	6,048,846	6,049,451
Total Money Market Funds		6,049,451
Total Short-Term Investments		24,814,380
Total Investments (Cost $1,107,307,861)—99.5%		1,107,449,324
Other Assets in Excess of Liabilities—0.5%		5,553,119
Net Assets—100.0%		$1,113,002,443

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.

See accompanying Notes to Statement of Investments.

Statement of Investments  (concluded)
July 31, 2025 (Unaudited)
abrdn Ultra Short Municipal Income Fund

AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
VRDN	Variable Rate Demand Note

See accompanying Notes to Statement of Investments.

Notes to Statement of Investments
July 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles in the United States of America ("U.S. GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars .
a.    Security Valuation:
The Funds value their securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Funds to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by the Adviser as Valuation Designee generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
42

Notes to Statement of Investments  (concluded)
July 31, 2025 (unaudited)

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
43